     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007.

                                                              FILE NO. 333-60515

                                                                       811-08913

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 15                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 10                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                         ICMG REGISTERED VARIABLE LIFE
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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------------------------------------------------------------------------------

                                     PART A

OMNISOURCE(R)


GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
(EST. APRIL 14, 1998)
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932


TELEPHONE: (800) 854-3384

                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the OmniSource(R) group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource(R) group flexible premium variable life insurance policy is a contract issued by Hartford Life Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

X Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

X Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).


After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                      INVESTMENT DIVISION                                                PURCHASES SHARES OF:
 Alger American Growth Investment Division                        Class O of the Alger American Growth Portfolio of The Alger
                                                                  American Fund
 Alger American Small Capitalization Investment Division          Class O of the Alger American Small Capitalization Portfolio of
                                                                  The Alger American Fund
 American Funds Global Growth Investment Division                 Class 2 of the Global Growth Fund of American Funds Insurance
                                                                  Series
 American Funds Global Small Capitalization Investment Division   Class 2 of the Global Small Capitalization Fund of American Funds
                                                                  Insurance Series
 American Funds Growth Investment Division                        Class 2 of the Growth Fund of American Funds Insurance Series
 American Funds International Investment Division                 Class 2 of the International Fund of American Funds Insurance
                                                                  Series
 American Funds Asset Allocation Investment Division              Class 2 of the Asset Allocation Fund of American Funds Insurance
                                                                  Series
 DWS Equity 500 Index Investment Division                         Class A of the Equity 500 Index VIP of the DWS Investment VIT
                                                                  Funds
 DWS Small Cap Index Investment Division                          Class A of the Small Cap Index VIP of the DWS Investment VIT Funds
 Fidelity Variable Insurance Products Equity-Income Investment    Initial Class of the Equity-Income Portfolio of the Fidelity
 Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT   Variable Insurance Products
 PREMIUM PAYMENTS AND TRANSFER OF INVESTMENT VALUE)
 Fidelity Variable Insurance Products High Income Investment      Initial Class of the High Income Portfolio of the Fidelity
 Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT   Variable Insurance Products
 PREMIUM PAYMENTS AND TRANSFER OF INVESTMENT VALUE)
 Franklin Rising Dividends Securities Investment Division         Class 2 of the Franklin Rising Dividends Securities Fund of the
                                                                  Franklin Templeton Variable Insurance Products Trust
 Franklin Small-Mid Cap Growth Securities Investment Division     Class 2 of the Franklin Small-Mid Cap Growth Securities Fund of
                                                                  the Franklin Templeton Variable Insurance Products Trust

                      INVESTMENT DIVISION                                                PURCHASES SHARES OF:
 Franklin Small Cap Value Securities Investment Division          Class 2 of the Franklin Small Cap Value Securities Fund of the
                                                                  Franklin Templeton Variable Insurance Products Trust
 Franklin Strategic Income Securities Investment Division         Class 1 of the Franklin Strategic Income Securities Fund of the
                                                                  Franklin Templeton Variable Insurance Products Trust
 Franklin Templeton Mutual Shares Securities Investment Division  Class 2 of the Mutual Shares Securities Fund of the Franklin
                                                                  Templeton Variable Insurance Products Trust
 Templeton Growth Securities Investment Division                  Class 2 of the Templeton Growth Securities Fund of the Franklin
                                                                  Templeton Variable Insurance Products Trust
 Templeton Foreign Securities Investment Division                 Class 2 of the Templeton Foreign Securities Fund of the Franklin
                                                                  Templeton Variable Insurance Products Trust
 Hartford Advisers Investment Division                            Class IA of Hartford Advisers HLS Fund
 Hartford Capital Appreciation Investment Division (EFFECTIVE     Class IA of Hartford Capital Appreciation HLS Fund
 JUNE 15, 2005, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS
 AND TRANSFER OF INVESTMENT VALUE)
 Hartford International Capital Appreciation Investment Division  Class IA of Hartford International Capital Appreciation HLS Fund
 Hartford Money Market Investment Division                        Class IA of Hartford Money Market HLS Fund
 Hartford SmallCap Value Investment Division                      Class IA of Hartford SmallCap Value HLS Fund
 Hartford Stock Investment Division                               Class IA of Hartford Stock HLS Fund
 Hartford Total Return Bond Investment Division                   Class IA of Hartford Total Return Bond HLS Fund
 Hartford Value Opportunities Investment Division                 Class IA of Hartford Value Opportunities HLS Fund
 Janus Aspen Mid Cap Growth Investment Division                   Service Shares of the Mid Cap Growth Portfolio of the Janus Aspen
                                                                  Series
 Janus Aspen International Growth Investment Division (EFFECTIVE  Service Shares of the International Growth Portfolio of the Janus
 SEPTEMBER 1, 2005, CLOSED TO NEW AND SUBSEQUENT PREMIUM          Aspen Series
 PAYMENTS AND TRANSFER OF INVESTMENT VALUE)
 Janus Aspen Worldwide Growth Investment Division                 Service Shares of the Worldwide Growth Portfolio of the Janus
                                                                  Aspen Series
 Janus Aspen Balanced Investment Division                         Service Shares of the Balanced Portfolio of the Janus Aspen Series
 Janus Aspen Flexible Bond Investment Division                    Service Shares of the Flexible Bond Portfolio of the Janus Aspen
                                                                  Series
 JPMorgan Bond Investment Division                                JPMorgan Bond Portfolio of the J.P. Morgan Series Trust II
 JPMorgan International Equity Investment Division                JPMorgan International Equity Portfolio of the J.P. Morgan Series
                                                                  Trust II
 JPMorgan Mid Cap Value Investment Division                       JPMorgan Mid Cap Value Portfolio of the J.P. Morgan Series Trust
                                                                  II
 JPMorgan Small Company Investment Division                       JPMorgan Small Company Portfolio of the J.P. Morgan Series Trust
                                                                  II
 JPMorgan U.S. Large Cap Core Equity Investment Division          JPMorgan U.S. Large Cap Core Equity Portfolio of the J.P. Morgan
                                                                  Series Trust II
 MFS Core Equity Investment Division (Formerly named "MFS         Initial Class of the MFS(R) Core Equity Series of the MFS(R)
 Capital Opportunities Investment Division")                      Variable Insurance Trust(SM) (Formerly named "MFS(R) Capital
                                                                  Opportunities Series")
 MFS Emerging Growth Investment Division                          Initial Class of the MFS(R) Emerging Growth Series of the MFS(R)
                                                                  Variable Insurance Trust(SM)
 MFS High Income Investment Division                              Initial Class of the MFS(R) High Income Series of the MFS(R)
                                                                  Variable Insurance Trust(SM)

                      INVESTMENT DIVISION                                                PURCHASES SHARES OF:
 MFS Investors Trust Investment Division                          Initial Class of the MFS(R) Investors Trust Series of the MFS(R)
                                                                  Variable Insurance Trust(SM)
 MFS New Discovery Investment Division                            Initial Class of the MFS(R) New Discovery Series of the MFS(R)
                                                                  Variable Insurance Trust(SM)
 Morgan Stanley Emerging Markets Equity Investment Division       Class I of the Emerging Markets Equity Portfolio of The Universal
                                                                  Institutional Funds, Inc.
 Morgan Stanley Core Plus Fixed Income Investment Division        Class I of the Core Plus Fixed Income Portfolio of The Universal
                                                                  Institutional Funds, Inc.
 Morgan Stanley High Yield Investment Division                    Class I of the High Yield Portfolio of The Universal Institutional
                                                                  Funds, Inc.
 Morgan Stanley Mid Cap Growth Investment Division                Class I of the Mid Cap Growth Portfolio of The Universal
                                                                  Institutional Funds, Inc.
 Neuberger Berman Advisers Management Trust Lehman Brothers       Class I of the Lehman Brothers Short Duration Bond Portfolio
 Short Duration Bond Investment Division (formerly named          series of Neuberger Berman Advisers Management Trust (formerly
 "Neuberger Berman Advisers Management Trust Limited Maturity     named "Limited Maturity Bond Portfolio")
 Bond Investment Division") (EFFECTIVE JULY 5, 2000, CLOSED TO
 NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFER OF INVESTMENT
 VALUE)


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource(R) Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource(R) product prospectus for details regarding available Funds.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



This policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.



Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principle amount invested.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2007

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  5
FEE TABLES                                                                     6
ABOUT US                                                                      12
  Hartford Life Insurance Company                                             12
  ICMG Registered Variable Life Separate Account A                            12
  The Funds                                                                   12
CHARGES AND DEDUCTIONS                                                        16
YOUR CERTIFICATE                                                              18
PREMIUMS                                                                      18
DEATH BENEFITS AND POLICY VALUES                                              20
MAKING WITHDRAWALS FROM THE CERTIFICATE                                       21
TRANSFERS AMONG INVESTMENT DIVISIONS                                          22
LOANS                                                                         25
LAPSE AND REINSTATEMENT                                                       26
TERMINATION OF POLICY                                                         26
CONTRACT LIMITATIONS                                                          27
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                                       27
SUPPLEMENTAL BENEFITS                                                         27
OTHER MATTERS                                                                 27
FEDERAL TAX CONSIDERATIONS                                                    28
PERFORMANCE RELATED INFORMATION                                               32
LEGAL MATTERS                                                                 33
GLOSSARY OF SPECIAL TERMS                                                     34
WHERE YOU CAN FIND MORE INFORMATION                                           35

HARTFORD LIFE INSURANCE COMPANY                                            5

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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

-   OPTION A -- Under Option A the death benefit is equal to the larger of:

    -   The Face Amount; and

    -   The Variable Insurance Amount.

-   OPTION B -- Under Option B the death benefit is equal to the larger of:

    -   The Face Amount plus the Cash Value; and

    -   The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 41 Investment Divisions that are currently available for investment under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

-   in a lump sum; or

-   over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one
    (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

6                                            HARTFORD LIFE INSURANCE COMPANY

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES

           CHARGE                          WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)               When you pay premium.                             9% of the premium paid.
Premium Tax Charge             When you pay premium.                             Generally, between 0% and 4% of any premium you
                                                                                 pay. The percentage we deduct will vary by
                                                                                 locale depending on the tax rates in effect
                                                                                 there.
Deferred Acquisition Cost Tax  When you pay premium.                             1.25% of each premium you pay. We will adjust
Charge                                                                           the charge based on changes in the applicable
                                                                                 tax law.
Partial Withdrawal Fee         When you take a withdrawal.                       $25 per partial withdrawal.

(1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:

       POLICY YEAR            CURRENT PERCENTAGE         MAXIMUM PERCENTAGE
-------------------------------------------------------------------------------
           1-7                       6.75%                       9%
           8+                        4.75%                       7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

           CHARGE                          WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charges (1)  Monthly.                                          Minimum Charge
                                                                                 $0.16 per $1,000 of the net amount at risk for a
                                                                                 20-year-old female medically insured preferred
                                                                                 non-smoker in the first year.
                                                                                 Maximum Charge
                                                                                 $329.96 per $1,000 of the net amount at risk for
                                                                                 a 95-year-old male in the first year.
                                                                                 Charge for representative insureds
                                                                                 $0.84 per $1,000 of the net amount at risk for a
                                                                                 45-year-old male guaranteed issue standard
                                                                                 non-smoker in the first year.
Mortality and Expense Risk     Daily.                                            On an annual basis, .65% of the value of each
Charge                                                                           Investment Division's assets.
Administrative Charge          Monthly.                                          $10 per Coverage Month.
Rider Charges                  Monthly.                                          Currently no rider charges for this product.
Loan Interest Rate             Monthly if you have taken a loan on your          The maximum adjustable loan interest rate is the
                               Certificate.                                      greater of:
                                                                                 - 5%; and
                                                                                 - the Published Monthly Average for the calendar
                                                                                 month two (2) months prior to the date on which
                                                                                 we determine the adjustable loan interest rate.
                                                                                 (2)

(1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.

(2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.


                         ANNUAL FUND OPERATING EXPENSES



Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.29%              1.63%

HARTFORD LIFE INSURANCE COMPANY                                            7

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                         ANNUAL FUND OPERATING EXPENSES



The next table shows the Total Annual Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average daily net assets, for the year ended December 31, 2006. Actual fees and expenses for the underlying Funds vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. This information is presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new premiums or transfers of Investment Value. Please refer to The Fund's section for more details.




                                                              12B-1
                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT        SERVICING          OTHER          FEES AND
                                             FEES             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio: Class        0.71%            N/A              0.12%            N/A
 O Shares (2)
Alger American Small Capitalization           0.81%            N/A              0.12%            N/A
 Portfolio: Class O Shares (2)
American Funds Global Growth Fund:            0.55%            0.25%            0.03%            N/A
 Class 2 (3)
American Funds Global Small                   0.72%            0.25%            0.05%            N/A
 Capitalization Fund: Class 2 (3)
American Funds Growth Fund: Class 2           0.32%            0.25%            0.02%            N/A
 (3)
American Funds International Fund:            0.50%            0.25%            0.04%            N/A
 Class 2 (3)
American Funds Asset Allocation Fund:         0.32%            0.25%            0.01%            N/A
 Class 2 (3)
DWS Equity 500 Index VIP: Class A             0.29%            N/A              0.00%            N/A
 (4)(5)
DWS Small Cap Index VIP: Class A              0.45%            N/A              0.05%            N/A
 (4)(6)
Fidelity Variable Insurance Products          0.47%            N/A              0.10%            N/A
 Equity-Income Portfolio: Initial
 Class (1)(7)
Fidelity Variable Insurance Products          0.57%            N/A              0.14%            N/A
 High Income Portfolio: Initial Class
 (1)
Franklin Rising Dividends Securities          0.60%            0.25%            0.02%            0.01%
 Fund: Class 2 (8)(9)
Franklin Small Mid-Cap Growth                 0.48%            0.25%            0.28%            0.01%
 Securities Fund: Class 2 (8)
Franklin Small Cap Value Securities           0.51%            0.25%            0.17%            0.03%
 Fund: Class 2 (8)
Franklin Strategic Income Securities          0.39%            N/A              0.24%            0.01%
 Fund: Class 1 (8)
Mutual Shares Securities Fund: Class 2        0.60%            0.25%            0.21%            N/A
Templeton Growth Securities Fund:             0.74%            0.25%            0.04%            N/A
 Class 2 (9)
Templeton Foreign Securities Fund:            0.63%            0.25%            0.15%            0.03%
 Class 2 (8)

                                           TOTAL ANNUAL
                                          FUND OPERATING
                                         EXPENSES (BEFORE                          NET
                                         CONTRACTUAL FEE    CONTRACTUAL FEE      ANNUAL
                                            WAIVERS OR        WAIVERS OR          FUND
                                             EXPENSE            EXPENSE         OPERATING
                                         REIMBURSEMENTS)    REIMBURSEMENTS      EXPENSES
--------------------------------------  ----------------------------------------------------
Alger American Growth Portfolio: Class         0.83%              N/A              0.83%
 O Shares (2)
Alger American Small Capitalization            0.93%              N/A              0.93%
 Portfolio: Class O Shares (2)
American Funds Global Growth Fund:             0.83%              N/A              0.83%
 Class 2 (3)
American Funds Global Small                    1.02%              N/A              1.02%
 Capitalization Fund: Class 2 (3)
American Funds Growth Fund: Class 2            0.59%              N/A              0.59%
 (3)
American Funds International Fund:             0.79%              N/A              0.79%
 Class 2 (3)
American Funds Asset Allocation Fund:          0.58%              N/A              0.58%
 Class 2 (3)
DWS Equity 500 Index VIP: Class A              0.29%              0.01%            0.28%
 (4)(5)
DWS Small Cap Index VIP: Class A               0.50%              N/A              0.50%
 (4)(6)
Fidelity Variable Insurance Products           0.57%              N/A              0.57%
 Equity-Income Portfolio: Initial
 Class (1)(7)
Fidelity Variable Insurance Products           0.71%              N/A              0.71%
 High Income Portfolio: Initial Class
 (1)
Franklin Rising Dividends Securities           0.88%              0.01%            0.87%
 Fund: Class 2 (8)(9)
Franklin Small Mid-Cap Growth                  1.03%              0.01%            1.02%
 Securities Fund: Class 2 (8)
Franklin Small Cap Value Securities            0.96%              0.03%            0.93%
 Fund: Class 2 (8)
Franklin Strategic Income Securities           0.64%              0.01%            0.63%
 Fund: Class 1 (8)
Mutual Shares Securities Fund: Class 2         1.06%              N/A              1.06%
Templeton Growth Securities Fund:              1.03%              N/A              1.03%
 Class 2 (9)
Templeton Foreign Securities Fund:             1.06%              0.03%            1.03%
 Class 2 (8)

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------



                                                              12B-1
                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT        SERVICING          OTHER          FEES AND
                                             FEES             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund: Class IA          0.60%            N/A              0.04%            N/A
Hartford Capital Appreciation HLS             0.63%            N/A              0.04%            N/A
 Fund: Class IA (10)
Hartford International Capital                0.80%            N/A              0.08%            N/A
 Appreciation HLS Fund: Class IA
Hartford Money Market HLS Fund: Class         0.45%            N/A              0.03%            N/A
 IA (11)
Hartford SmallCap Value HLS Fund:             0.87%            N/A              0.12%            N/A
 Class IA
Hartford Stock HLS Fund: Class IA             0.46%            N/A              0.03%            N/A
Hartford Total Return Bond HLS Fund:          0.46%            N/A              0.04%            N/A
 Class IA
Hartford Value Opportunities HLS Fund:        0.62%            N/A              0.02%            N/A
 Class IA
Janus Aspen Mid Cap Growth Portfolio:         0.64%            0.25%            0.06%            N/A
 Service Shares (12)
Janus Aspen International Growth              0.64%            0.25%            0.07%            N/A
 Portfolio: Service Shares (12)(13)
Janus Aspen Worldwide Growth                  0.60%            0.25%            0.05%            N/A
 Portfolio: Service Shares (12)(14)
Janus Aspen Balanced Portfolio:               0.55%            0.25%            0.03%            N/A
 Service Shares (12)
Janus Aspen Flexible Bond Portfolio:          0.55%            0.25%            0.10%            N/A
 Service Shares (12)
JPMorgan Bond Portfolio                       0.30%            N/A              0.45%            0.01%
 (15)(16)(17)(18)
JPMorgan International Equity                 0.60%            N/A              0.60%            0.00%
 Portfolio (15)(16)(18)
JPMorgan Mid Cap Value Portfolio              0.70%            N/A              0.55%            0.01%
 (15)(16)(17)(18)
JPMorgan Small Company Portfolio              0.60%            N/A              0.55%            0.01%
 (15)(16)(17)(18)
JPMorgan U.S. Large Cap Core Equity           0.35%            N/A              0.50%            0.00%
 Portfolio (15)(16)(18)
MFS Core Equity Series: Initial Class         0.75%            N/A              0.17%            N/A
 (19)(20) (Formerly named "MFS Capital
 Opportunities Series")
MFS Emerging Growth Series: Initial           0.75%            N/A              0.12%            N/A
 Class (19)
MFS High Income Series: Initial Class         0.75%            N/A              0.16%            N/A
 (19)(20)(21)
MFS Investors Trust Series: Initial           0.75%            N/A              0.11%            N/A
 Class (19)
MFS New Discovery Series: Initial             0.90%            N/A              0.13%            N/A
 Class (19)

                                           TOTAL ANNUAL
                                          FUND OPERATING
                                         EXPENSES (BEFORE                          NET
                                         CONTRACTUAL FEE    CONTRACTUAL FEE      ANNUAL
                                            WAIVERS OR        WAIVERS OR          FUND
                                             EXPENSE            EXPENSE         OPERATING
                                         REIMBURSEMENTS)    REIMBURSEMENTS      EXPENSES
--------------------------------------  ----------------------------------------------------
Hartford Advisers HLS Fund: Class IA           0.64%              N/A              0.64%
Hartford Capital Appreciation HLS              0.67%              N/A              0.67%
 Fund: Class IA (10)
Hartford International Capital                 0.88%              N/A              0.88%
 Appreciation HLS Fund: Class IA
Hartford Money Market HLS Fund: Class          0.48%              N/A              0.48%
 IA (11)
Hartford SmallCap Value HLS Fund:              0.99%              N/A              0.99%
 Class IA
Hartford Stock HLS Fund: Class IA              0.49%              N/A              0.49%
Hartford Total Return Bond HLS Fund:           0.50%              N/A              0.50%
 Class IA
Hartford Value Opportunities HLS Fund:         0.64%              N/A              0.64%
 Class IA
Janus Aspen Mid Cap Growth Portfolio:          0.95%              N/A              0.95%
 Service Shares (12)
Janus Aspen International Growth               0.96%              N/A              0.96%
 Portfolio: Service Shares (12)(13)
Janus Aspen Worldwide Growth                   0.90%              N/A              0.90%
 Portfolio: Service Shares (12)(14)
Janus Aspen Balanced Portfolio:                0.83%              N/A              0.83%
 Service Shares (12)
Janus Aspen Flexible Bond Portfolio:           0.90%              N/A              0.90%
 Service Shares (12)
JPMorgan Bond Portfolio                        0.76%              N/A              0.76%
 (15)(16)(17)(18)
JPMorgan International Equity                  1.20%              N/A              1.20%
 Portfolio (15)(16)(18)
JPMorgan Mid Cap Value Portfolio               1.26%              N/A              1.26%
 (15)(16)(17)(18)
JPMorgan Small Company Portfolio               1.16%              N/A              1.16%
 (15)(16)(17)(18)
JPMorgan U.S. Large Cap Core Equity            0.85%              N/A              0.85%
 Portfolio (15)(16)(18)
MFS Core Equity Series: Initial Class          0.92%              0.02%            0.90%
 (19)(20) (Formerly named "MFS Capital
 Opportunities Series")
MFS Emerging Growth Series: Initial            0.87%              N/A              0.87%
 Class (19)
MFS High Income Series: Initial Class          0.91%              0.03%            0.88%
 (19)(20)(21)
MFS Investors Trust Series: Initial            0.86%              N/A              0.86%
 Class (19)
MFS New Discovery Series: Initial              1.03%              N/A              1.03%
 Class (19)

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------



                                                              12B-1
                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT        SERVICING          OTHER          FEES AND
                                             FEES             FEES           EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,            1.23%            N/A              0.40%            N/A
 Inc. Emerging Markets Equity
 Portfolio: Class I (22)
The Universal Institutional Funds,            0.38%            N/A              0.30%            N/A
 Inc. Core Plus Fixed Income
 Portfolio: Class I (22)
The Universal Institutional Funds,            0.42%            N/A              0.45%            N/A
 Inc. High Yield Portfolio: Class I
 (22)
The Universal Institutional Funds,            0.75%            N/A              0.31%            N/A
 Inc. Mid Cap Growth Portfolio: Class
 I (22)
Neuberger Berman Advisers Management          0.65%            N/A              0.10%            N/A
 Trust: Lehman Brothers Short Duration
 Bond Portfolio, Class I (formerly
 named "Limited Maturity Bond
 Portfolio") (1)(23)

                                           TOTAL ANNUAL
                                          FUND OPERATING
                                         EXPENSES (BEFORE                          NET
                                         CONTRACTUAL FEE    CONTRACTUAL FEE      ANNUAL
                                            WAIVERS OR        WAIVERS OR          FUND
                                             EXPENSE            EXPENSE         OPERATING
                                         REIMBURSEMENTS)    REIMBURSEMENTS      EXPENSES
--------------------------------------  ----------------------------------------------------
The Universal Institutional Funds,             1.63%              N/A              1.63%
 Inc. Emerging Markets Equity
 Portfolio: Class I (22)
The Universal Institutional Funds,             0.68%              N/A              0.68%
 Inc. Core Plus Fixed Income
 Portfolio: Class I (22)
The Universal Institutional Funds,             0.87%              N/A              0.87%
 Inc. High Yield Portfolio: Class I
 (22)
The Universal Institutional Funds,             1.06%              N/A              1.06%
 Inc. Mid Cap Growth Portfolio: Class
 I (22)
Neuberger Berman Advisers Management           0.75%              N/A              0.75%
 Trust: Lehman Brothers Short Duration
 Bond Portfolio, Class I (formerly
 named "Limited Maturity Bond
 Portfolio") (1)(23)



(1) Effective July 5, 2000, closed to new or subsequent premium payments or transfer of Investment Value.



(2) Operating expenses shown are for Class O Shares. The Alger American Fund offers both Class O and Class S Shares. The classes differ only in that Class S Shares are subject to distribution and shareholder servicing fees, while Class O Shares are not.



(3) The funds' investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the funds' board, but it is expected to continue at this level until further review. The funds' investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the funds' prospectus and annual report.



                                                                                TOTAL
                                                               OTHER          OPERATING
                        MANAGEMENT FEE     12B-1 FEES        EXPENSES         EXPENSES
------------------------------------------------------------------------------------------
American Funds Global         0.50%            0.25%            0.03%            0.78%
 Growth Fund: Class 2
American Funds Global         0.64%            0.25%            0.05%            0.94%
 Small Capitalization
 Fund: Class 2
American Funds Growth         0.29%            0.25%            0.02%            0.56%
 Fund: Class 2
American Funds                0.45%            0.25%            0.04%            0.74%
 International Fund:
 Class 2
American Funds Asset          0.29%            0.25%            0.01%            0.55%
 Allocation Fund:
 Class 2



(4)  Includes 0.10% administration fee.



(5) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, 0.28% for Class A.



(6) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, Class A shares (0.48%).



(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.56%. These offsets may be discontinued at any time.

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


(8) The manager has agreed in advance to reduce its fee from assets invested in the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).



(9)  The Fund administration fee is paid indirectly through the management fee.



(10) Effective June 15, 2005, closed to new and subsequent premium payments and transfers of Investment Value.



(11) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.



(12) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charge.



(13) Effective September 1, 2005, closed to new and subsequent premium payments and transfers of Investment Value.



(14) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance adjustment is shown table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Refer to the "Management Expenses" section in the Janus Aspen Series prospectus for additional information with further description in the Janus Aspen Series Statement of Additional Information.



(15) "Other Expenses" have been calculated based on the actual amounts incurred in the most recent fiscal year.



(16) JPMorgan Funds Management Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75% for the JPMorgan Bond Portfolio; 1.20% for the JPMorgan International Equity Portfolio; 1.25% for the JPMorgan Mid Cap Value Portfolio; 1.15% for the JPMorgan Small Company Portfolio; and 0.85% for the JPMorgan U.S. Large Cap Core Equity Portfolio. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 0.75% for the JPMorgan Bond Portfolio; 1.25% for the JPMorgan Mid Cap Value Portfolio; and, 1.15% for the JPMorgan Small Company Portfolio.



(17) "Acquired Fund Fees and Expenses" are based on the allocation of the Fund's assets among the acquired funds calculated on a daily basis through the Fund's last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds as well as allocation of the Fund's assets and may be higher or lower than those shown.



(18) The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.



(19) The fund has entered into an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Annual Operating Expenses" would be lower.



(20) MFS has agreed in writing to bear the fund's expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.



(21) Effective August 1, 2006, MFS has agreed in writing to reduce its management fee to 0.70% on average daily net assets up to $1 billion. During the fund's most recent fiscal year, this reduction amounted to 0.02%. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(22) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, as a percentage of the average daily net assets of each Portfolio's Class I shares do not exceed: 1.60% for the Emerging Markets Equity Portfolio; 0.70% for the Core Plus Fixed Income Portfolio; 0.80% for the High Yield Portfolio; and 1.05% for the Mid Cap Growth Portfolio. The adviser may terminate these voluntary waivers at any time at its sole

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


     discretion. After such fee reductions, the "Management Fees", "12b-1 Fees", "Other Expenses" and "Total Operating Expenses" for certain Portfolios would be as follows:



                                                                              TOTAL
                                                             OTHER          OPERATING
                        MANAGEMENT FEE    12B-1 FEES       EXPENSES         EXPENSES
----------------------------------------------------------------------------------------
The Universal                 1.22%            N/A            0.40%            1.62%
 Institutional Funds,
 Inc. Emerging Markets
 Equity Portfolio:
 Class I
The Universal                 0.35%            N/A            0.45%            0.80%
 Institutional Funds,
 Inc. High Yield
 Portfolio: Class I
The Universal                 0.74%            N/A            0.31%            1.05%
 Institutional Funds,
 Inc. Mid Cap Growth
 Portfolio: Class I



(23) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Lehman Brothers Short Duration Bond Portfolio. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by The Hartford Financial Services Group, Inc., a Delaware corporation.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A


The Investment Divisions are separate divisions of our separate account called ICMG Registered Variable Life Separate Account A (the "Separate Account"). The Separate Account was established as a separate account under Connecticut law on April 14, 1998. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. However, all obligations under the Policy are general corporate obligations of Hartford.


The Separate Account has 41 Investment Divisions dedicated to the Policies that are currently available for investment. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.


ALGER AMERICAN GROWTH PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater. (1)



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P Small Cap 600 Index. (1)



AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $3.5 billion.



AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.



AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.



AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.



(1) Fund description is for Class O Shares. The Alger American Fund offers both Class O and Class S Shares. The classes differ only in that Class S Shares are subject to distribution and shareholder servicing fees, while Class O Shares are not.

HARTFORD LIFE INSURANCE COMPANY                                           13

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DWS EQUITY 500 INDEX VIP: CLASS A -- seeks to match as closely as possible
(before deduction for expenses) the total return of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R) Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500(R) Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500(R) Index. The S&P 500(R) Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange. (2)



DWS SMALL CAP INDEX VIP: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000(R) Small Stock Index (the "Russell 2000(R)"). The Fund invests in a statistically selected sample of the securities found in the Russell 2000(R) and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000(R). The Russell 2000(R) is composed of approximately 2,000 small-capitalization common stocks. (3)



FIDELITY(R) Variable Insurance Products Equity-Income Portfolio: Initial Class -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY(R) Variable Insurance Products High Income Portfolio: Initial Class -- Seeks a high level of current income, while also considering growth of capital. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF INVESTMENT VALUE)



FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2 -- Seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.



FRANKLIN SMALL MID-CAP GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies.



FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2 -- Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.



FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities may be high yield lower rated and include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed and convertible securities.



MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in equity securities of companies the manager believes are undervalued. The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.



TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.



TEMPLETON FOREIGN SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital. (EFFECTIVE JUNE 15, 2005, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF INVESTMENT VALUE)



HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks capital appreciation.



HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.



HARTFORD SMALLCAP VALUE HLS FUND: CLASS IA -- Seeks capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital.



HARTFORD TOTAL RETURN BOND HLS FUND: CLASS IA -- Seeks competitive total return, with income as a secondary objective.



HARTFORD VALUE OPPORTUNITIES HLS FUND: CLASS IA -- Seeks capital appreciation.



(2) "S&P 500(R)" and "Standard & Poor's(R)" are trademarks of the McGraw-Hill Companies and have been licensed for use by Deutsche Asset Management, Inc.



(3) "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by Deutsche Asset Management, Inc.

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


JANUS ASPEN MID CAP GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.




JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. (Effective September 1, 2005, closed to new and subsequent premium payments and transfers of Investment Value)



JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.



JANUS ASPEN FLEXIBLE BOND PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with preservation of capital.



JPMORGAN BOND PORTFOLIO -- Seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.



JPMORGAN INTERNATIONAL EQUITY PORTFOLIO -- Seeks to provide high total return from a portfolio of equity securities of foreign companies.



JPMORGAN MID CAP VALUE PORTFOLIO -- Seeks growth from capital appreciation.



JPMORGAN SMALL COMPANY PORTFOLIO -- Seeks to provide high total return from a portfolio of small company stocks.



JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO -- Seeks to provide high total return from a portfolio of selected equity securities.



MFS CORE EQUITY SERIES: INITIAL CLASS (Formerly named "MFS Capital Opportunities Series") -- Seeks capital appreciation.



MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks total return with an emphasis on high current income, but also considering capital appreciation.



MFS INVESTORS TRUST SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS NEW DISCOVERY SERIES: INITIAL CLASS -- Seeks capital appreciation.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY PORTFOLIO: CLASS I -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO: CLASS I -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO: CLASS I -- Seeks above average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO: CLASS I -- Seeks long-term capital growth by investing primarily in common stocks and other equity securities.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: LEHMAN BROTHERS SHORT DURATION BOND PORTFOLIO, CLASS I (FORMERLY NAMED "LIMITED MATURITY BOND PORTFOLIO") -- Seeks to provide the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment grade bonds and other debt securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF INVESTMENT VALUE)



INVESTMENT ADVISERS: The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. DWS Investments VIT Funds are managed by Deutsche Investment Management Americas Inc. and sub-advised by Northern Trust Investments, Inc. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. The Franklin Rising Dividends Securities Fund and Franklin Small Cap Value Fund are managed by Franklin Advisory Services, LLC. The Franklin Small-Mid Cap Growth Securities Fund and Franklin Strategic Income Securities Fund are managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisors Limited. The Templeton Foreign Securities Fund is managed by Templeton Investment Counsel, LLC. Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford Stock HLS Fund, and Hartford Value Opportunities HLS Fund, are managed by HL Investment Advisors, LLC, sub-advised by Wellington Management Company, LLP. Hartford Money Market HLS Fund and Hartford Total Return Bond HLS Fund are managed by HL Investment Advisors, LLC, sub-advised by Hartford Investment Management Company. Hartford SmallCap Value HLS Fund is managed by HL Investment Advisors, LLC, sub-advised by Kayne Anderson Rudnick Investment Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. Janus Aspen Series is managed by Janus Capital Management LLC. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS(R) Variable Insurance Trust is managed by MFS(R) Investment Management. The Universal Institutional Funds, Inc. is managed by Morgan Stanley Investment Management. Series of Neuberger Berman Advisers Management Trust are managed by Neuberger Berman Management Inc. and the Lehman Brothers Short Duration Bond Portfolio series is sub-advised by Lehman Brothers Asset management LLC.


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HARTFORD LIFE INSURANCE COMPANY                                           15

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MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.


VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in as of the record date. We will send you proxy materials and instructions for you to provide voting instructions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Investment Divisions if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution, or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Deutsche Asset Management Inc., Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Fred Alger Management, Inc., Janus Distributors Inc., J.P. Morgan Investment Management, Inc., Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Neuberger Berman Management Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim


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16                                           HARTFORD LIFE INSURANCE COMPANY

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arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with unaffiliated broker-dealers ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Policies will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (each a "Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions. All or a portion of the payments we make to Financial Intermediaries may be passed on to the Registered Representative according to a Financial Intermediaries' internal compensation practices.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation.


CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a sales charge, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a)  the administrative expense charge;

(b) the cost of insurance charge;

(c)  the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

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HARTFORD LIFE INSURANCE COMPANY                                           17

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Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurancce charge is equal to:

       -   the cost of insurance rate per $1,000; multiplied by

       -   the net amount at risk; divided by

       -   $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investments performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15 we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

       -   the mortality and expense risk rate; multiplied by

       - the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

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18                                           HARTFORD LIFE INSURANCE COMPANY

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YOUR CERTIFICATE

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

-   the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

-   the amount of any outstanding Debt;

-   any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

-   the total amount of premiums; or

-   the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

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HARTFORD LIFE INSURANCE COMPANY                                           19

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ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

-   STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM

  If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option.

  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest any additional premiums according to your initial allocation instructions.

-   STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE

  If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions, according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

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20                                           HARTFORD LIFE INSURANCE COMPANY

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DEATH BENEFITS AND POLICY VALUES

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured. The Variable Insurance Amount under both death benefit options and the death benefit under Death Benefit Option B are dependent on the Cash Value under the Certificate. The Cash Value under the Certificate is affected by the investment performance of the underlying funds, expenses and the monthly charge deductions.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, the Variable Insurance Amount is used to determine the death benefit under the Certificate. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

- DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

- DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If your beneficiary elects to receive the Death Proceeds in a lump sum payment, We may transfer that amount to Our General Account and issue the beneficiary a draftbook. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum

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amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

- Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option. Lump sum payout at request of beneficiary.

SECOND OPTION -- INCOME OF FIXED AMOUNT

- Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

- An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

(a)  to the most recent increase; then

(b) successively to each prior increase, and then

(c)  to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), unless you have the Maturity Date Extension Rider, the insurance terminates under the Certificate and we will pay you the Cash Surrender Value as of such date. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

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PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

If the partial withdrawal request is a percentage, then we calculate the proceeds of the partial withdrawal as of the Valuation Day we receive the request.

We currently impose a charge for processing partial withdrawals which is the lesser of:

-   2% of the amount withdrawn; and

-   $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day that we receive the request, in writing, at our Customer Service Center. If the request is received after the close of the New York Stock Exchange, the effective date of the partial withdrawal will be the next Valuation Day. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS


CAN YOU TRANSFER FROM ONE INVESTMENT DIVISION TO ANOTHER?



During those phases of your Certificate when transfers are permissible, you may make transfers between Investment Divisions according to the following policies and procedures, as they may be amended from time to time.



WHAT IS AN INVESTMENT DIVISION TRANSFER?



An Investment Division transfer is a transaction requested by you that involves reallocating part or all of your Investment Value among the underlying Funds available in your Certificate. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST AN INVESTMENT DIVISION TRANSFER?



Many Policy Owners and Certificate Owners request Investment Division transfers. Some request transfers into (purchases) a particular Investment Division, and others request transfers out of (redemptions) a particular Investment Division. In addition, some Policy Owners and Certificate Owners allocate Premium Payments to Investment Divisions, and others request Surrenders. We combine all the daily requests to transfer out of an Investment Division along with all Surrenders from that Investment Division and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' and Certificate Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Investment Division or Premium Payments allocated to that Investment Division and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' and Certificate Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors, Policy Owners and Certificate Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a Stock Fund Investment Division with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and Certificate Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a


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sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE AN INVESTMENT DIVISION TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE INVESTMENT DIVISION TRANSFER REQUEST EACH DAY. We limit each Certificate Owner to one Investment Division transfer request each Valuation Day. We count all Investment Division transfer activity that occurs on any one Valuation Day as one "Investment Division transfer", however, you cannot transfer the same Investment Value more than once a Valuation Day.



FOR EXAMPLE:



- If the only transfer you make on a day is a transfer of $10,000 from one Investment Division into another Investment Division, it would count as one Investment Division transfer.



- If, however, on a single day you transfer $10,000 out of one Investment Division into five other Investment Divisions (dividing the $10,000 among the five other Investment Divisions however you chose), that day's transfer activity would count as one Investment Division transfer.



- Likewise, if on a single day you transferred $10,000 out of one Investment Division into ten other Investment Divisions (dividing the $10,000 among the ten other Investment Division however you chose), that day's transfer activity would count as one Investment Division transfer.



- Conversely, if you have $10,000 in Investment Value distribution among 10 different Investment Divisions and you request to transfer the Investment Value in all those Investment Divisions into one Investment Division, that would also count as one Investment Division transfer.



- However, you cannot transfer the same Investment Value more than once in one day. That means if you have $10,000 in a Money Market Fund Investment Division and you transfer all $10,000 into a Stock Fund Investment Division, on that same day you could not then transfer the $10,000 out of the Stock Fund Investment Division into another Investment Division.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 12 INVESTMENT DIVISION TRANSFERS EACH COVERAGE YEAR (THE "TRANSFER RULE") BY U.S. MAIL, SAME DAY MAIL, COURIER SERVICE OR WITH OUR PERMISSION, VIA FACSIMILE. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Investment Division transfer to remind you about the Transfer Rule.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Investment Division transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE INVESTMENT DIVISION TRANSFERS. You should not purchase this Certificate if you want to make frequent Investment Division transfers for any reason. In particular, don't purchase this Certificate if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Investment Division transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER RULE (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Investment Division transfers you have done under the Transfer Rule, you still may have your Investment Division transfer privileges restricted if you violate the Abusive Transfer Rule.



We rely on the underlying Funds to identify a pattern or frequency of Investment Division transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Investment Division on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Rule. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Investment Division transfer privileges until your next Certificate Anniversary. We do not differentiate between Certificate Owners when enforcing this policy.


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UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Investment Division transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Investment Division transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners and Certificate Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Investment Division transfers that are executed:
    (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Certificate; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Certificate Owners under this Certificate. However, the underlying Funds that make up the Investment Divisions of this Certificate are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT INVESTMENT DIVISION TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Investment Division transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Certificate. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



ASSET REBALANCING


Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is know as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The

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percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we charge for Loans is the greater of:

-   5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

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LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

-   you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

-   The Investment Value at the time of termination; plus

-   Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any

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Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations, and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative expense charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

-   the size of the plan;

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-   the expected number of participants;

-   the anticipated premuim payments of the plan;

-   the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

-   Add or remove any Investment Division;

-   Create new separate accounts;

-   Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

-   Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or write to us at:

     Hartford Life Private Placement
     (formerly named "International Corporate Marketing
     Group")
     Attn: Registered Products
     100 Campus Drive, Suite 250
     Florham Park, NJ 07932

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser


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for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the Certificate.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 standards.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.



We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.



Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.



The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


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DIVERSIFICATION REQUIREMENTS



The Code requires that each subaccount of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   nomore than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in an Owner's Investment Value are generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.


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MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either:
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.


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An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and

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thus compounded in the course of a 52-week period. Yield reflects the
Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.


LEGAL MATTERS



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things, (i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management company.

HARTFORD OR US OR WE OR OUR: Hartford Life Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative or us at 800-3384 with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

    Hartford Life Private Placement
    (formerly named "International Corporate Marketing Group")
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F. Street, NE, Room 1580, NW, Washington, DC 20549-0102. Please call the SEC at 202-551-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http:// www.sec.gov.

811-08913

                                     PART B

HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
OMNISOURCE(R)
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               5
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A was established as a separate account under Connecticut law on April 14, 1998. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 21, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A (the "Account") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2006: $266; 2005: $179; and 2004: $8,475. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers. The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO. See the Prospectus for more information about compensation.

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account A.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                        HARTFORD LIFE INSURANCE COMPANY
                      ICMG SEPARATE ACCOUNT A - OMNISOURCE
                              FINANCIAL STATEMENTS
                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2006
                                 TOGETHER WITH
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- OMNISOURCE AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A -- OmniSource (the "Account") as of December 31, 2006 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A -- OmniSource as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    DWS EQUITY          DWS SMALL CAP
                                     500 INDEX              INDEX
                                    INVESTMENT            INVESTMENT
                                   DIVISION (A)          DIVISION (B)
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        595                 16,393
                                      =======             ==========
  Cost                                 $8,326               $179,503
                                      =======             ==========
  Market Value                         $8,908               $264,256
 Receivable from fund shares
  sold                                     --                     14
 Other assets                              --                     --
                                      -------             ----------
 Total Assets                           8,908                264,270
                                      -------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                     14
 Other liabilities                         --                     --
                                      -------             ----------
 Total Liabilities                         --                     14
                                      -------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $8,908               $264,256
                                      =======             ==========

(a) Formerly Scudder VIT Equity 500 Index Investment Division. Change effective February 6, 2006.

(b) Formerly Scudder VIT Small Cap Index Investment Division. Change effective February 6, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALGER AMERICAN        FIDELITY VIP          FIDELITY VIP
                                     GROWTH            EQUITY-INCOME          HIGH INCOME
                                   INVESTMENT           INVESTMENT            INVESTMENT
                                    DIVISION             DIVISION              DIVISION
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        259                  457                 7,515
                                    =========            =========             =========
  Cost                                $13,877              $11,894               $69,577
                                    =========            =========             =========
  Market Value                        $10,671              $11,975               $47,719
 Receivable from fund shares
  sold                                      1                    1                     3
 Other assets                               7                   --                    --
                                    ---------            ---------             ---------
 Total Assets                          10,679               11,976                47,722
                                    ---------            ---------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1                    1                     3
 Other liabilities                         --                    1                    --
                                    ---------            ---------             ---------
 Total Liabilities                          1                    2                     3
                                    ---------            ---------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $10,678              $11,974               $47,719
                                    =========            =========             =========

                                 HARTFORD TOTAL       HARTFORD CAPITAL       HARTFORD MONEY
                                   RETURN BOND          APPRECIATION             MARKET
                                   INVESTMENT            INVESTMENT            INVESTMENT
                                    DIVISION              DIVISION              DIVISION
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      5,974                 1,135                15,038
                                    =========             =========             =========
  Cost                                $63,956               $56,707               $15,038
                                    =========             =========             =========
  Market Value                        $67,133               $60,691               $15,038
 Receivable from fund shares
  sold                                      4                     3                     1
 Other assets                              --                    --                     1
                                    ---------             ---------             ---------
 Total Assets                          67,137                60,694                15,040
                                    ---------             ---------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         4                     3                     1
 Other liabilities                         --                     3                    --
                                    ---------             ---------             ---------
 Total Liabilities                          4                     6                     1
                                    ---------             ---------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $67,133               $60,688               $15,039
                                    =========             =========             =========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            JP MORGAN
                                    JANUS ASPEN           INTERNATIONAL
                                   FLEXIBLE BOND             EQUITY
                                     INVESTMENT            INVESTMENT
                                      DIVISION              DIVISION
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       10,516                 1,451
                                     ==========             =========
  Cost                                 $133,637               $17,840
                                     ==========             =========
  Market Value                         $124,717               $21,389
 Receivable from fund shares
  sold                                        7                    --
 Other assets                                --                    --
                                     ----------             ---------
 Total Assets                           124,724                21,389
                                     ----------             ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           7                    20
 Other liabilities                           --                     4
                                     ----------             ---------
 Total Liabilities                            7                    24
                                     ----------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $124,717               $21,365
                                     ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JP MORGAN                                      MORGAN STANLEY
                                    U.S. LARGE CAP                 MFS                 CORE PLUS
                                     CORE EQUITY               HIGH INCOME            FIXED INCOME
                                      INVESTMENT               INVESTMENT              INVESTMENT
                                       DIVISION                 DIVISION                DIVISION
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         1,065                    14,644                  4,342
                                      ==========               ===========             ==========
  Cost                                   $18,525                  $140,491                $45,896
                                      ==========               ===========             ==========
  Market Value                           $16,721                  $147,022                $49,496
 Receivable from fund shares
  sold                                         2                         8                      3
 Other assets                                 --                        --                     --
                                      ----------               -----------             ----------
 Total Assets                             16,723                   147,030                 49,499
                                      ----------               -----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            2                        13                      3
 Other liabilities                            --                         1                     --
                                      ----------               -----------             ----------
 Total Liabilities                             2                        14                      3
                                      ----------               -----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                            $16,721                  $147,016                $49,496
                                      ==========               ===========             ==========

                                  MORGAN STANLEY          MORGAN STANLEY
                                     EMERGING                 GLOBAL             NEUBERGER BERMAN
                                  MARKETS EQUITY           VALUE EQUITY            AMT BALANCED
                                    INVESTMENT              INVESTMENT              INVESTMENT
                                     DIVISION                DIVISION                DIVISION
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,361                   2,530                   1,800
                                    ==========              ==========              ==========
  Cost                                 $13,226                 $34,279                 $26,753
                                    ==========              ==========              ==========
  Market Value                         $26,590                 $42,966                 $20,589
 Receivable from fund shares
  sold                                       1                       2                      --
 Other assets                               --                      --                      --
                                    ----------              ----------              ----------
 Total Assets                           26,591                  42,968                  20,589
                                    ----------              ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          1                       2                       1
 Other liabilities                          --                      --                       1
                                    ----------              ----------              ----------
 Total Liabilities                           1                       2                       2
                                    ----------              ----------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $26,590                 $42,966                 $20,587
                                    ==========              ==========              ==========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                           UNITS
                                         OWNED BY           UNIT       CONTRACT
INVESTMENT DIVISION                    PARTICIPANTS     FAIR VALUE #  LIABILITY
--------------------------------------------------------------------------------
DWS Equity 500 Index Investment
 Division -- Class A                          762         $11.692024      $8,908
DWS Small Cap Index Investment
 Division -- Class A                       13,248          19.946765     264,256
Alger American Growth Investment
 Division -- Class O                        1,062          10.058611      10,678
Fidelity VIP Equity-Income
 Investment Division -- Class INIT            761          15.728922      11,974
Fidelity VIP High Income Investment
 Division -- Class INIT                     4,204          11.351558      47,719
Hartford Total Return Bond
 Investment Division -- Class IA            4,353          15.421869      67,133
Hartford Capital Appreciation
 Investment Division -- Class IA            2,452          24.750431      60,688
Hartford Money Market Investment
 Division -- Class IA                       1,242          12.107708      15,039
Janus Aspen Flexible Bond
 Investment Division -- Class SRV           8,797          14.177855     124,717
JP Morgan International Equity
 Investment Division                        1,380          15.484238      21,365
JP Morgan U.S. Large Cap Core
 Equity Investment Division                 1,544          10.826599      16,721
MFS High Income Investment Division
 -- Class INIT                             10,672          13.775281     147,016
Morgan Stanley Core Plus Fixed
 Income Investment Division --
 Class I                                    3,405          14.535352      49,496
Morgan Stanley Emerging Markets
 Equity Investment Division --
 Class I                                      836          31.817852      26,590
Morgan Stanley Global Value Equity
 Investment Division -- Class I             2,566          16.745590      42,966
Neuberger Berman AMT Balanced
 Investment Division                        1,499          13.734651      20,587

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   DWS EQUITY         DWS SMALL CAP
                                    500 INDEX             INDEX
                                   INVESTMENT          INVESTMENT
                                  DIVISION (A)        DIVISION (B)
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $97               $1,573
                                     -------            ---------
EXPENSE:
 Mortality and expense risk
  charges                                (54)              (1,607)
                                     -------            ---------
  Net Investment income (loss)            43                  (34)
                                     -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (4)                 128
 Net realized gain on
  distributions                           --               10,522
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,126               27,337
                                     -------            ---------
  Net gain (loss) on
   investments                         1,122               37,987
                                     -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,165              $37,953
                                     =======            =========

(a) Formerly Scudder VIT Equity 500 Index Investment Division. Change effective February 6, 2006.

(b) Formerly Scudder VIT Small Cap Index Investment Division. Change effective February 6, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALGER AMERICAN       FIDELITY VIP       FIDELITY VIP
                                     GROWTH           EQUITY-INCOME       HIGH INCOME
                                   INVESTMENT          INVESTMENT         INVESTMENT
                                    DIVISION            DIVISION           DIVISION
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $13                 $368             $3,564
                                      -----              -------            -------
EXPENSE:
 Mortality and expense risk
  charges                               (66)                 (72)              (294)
                                      -----              -------            -------
  Net Investment income
   (loss)                               (53)                 296              3,270
                                      -----              -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (10)                  32                 28
 Net realized gain on
  distributions                          --                1,337                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           517                  315              1,256
                                      -----              -------            -------
  Net gain (loss) on
   investments                          507                1,684              1,284
                                      -----              -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $454               $1,980             $4,554
                                      =====              =======            =======

                                HARTFORD TOTAL    HARTFORD CAPITAL     HARTFORD MONEY
                                  RETURN BOND       APPRECIATION           MARKET
                                  INVESTMENT         INVESTMENT          INVESTMENT
                                   DIVISION           DIVISION            DIVISION
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $3,249               $777               $678
                                    -------            -------              -----
EXPENSE:
 Mortality and expense risk
  charges                              (424)              (363)               (96)
                                    -------            -------              -----
  Net Investment income
   (loss)                             2,825                414                582
                                    -------            -------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  11                 31                 --
 Net realized gain on
  distributions                           9              7,263                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (182)               613                 --
                                    -------            -------              -----
  Net gain (loss) on
   investments                         (162)             7,907                 --
                                    -------            -------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                        $2,663             $8,321               $582
                                    =======            =======              =====

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       JP MORGAN
                                   JANUS ASPEN       INTERNATIONAL
                                  FLEXIBLE BOND         EQUITY
                                   INVESTMENT         INVESTMENT
                                    DIVISION           DIVISION
--------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $4,958               $201
                                     -------            -------
EXPENSE:
 Mortality and expense risk
  charges                               (790)              (127)
                                     -------            -------
  Net Investment income (loss)         4,168                 74
                                     -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   18                 17
 Net realized gain on
  distributions                          241                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (432)             3,666
                                     -------            -------
  Net gain (loss) on
   investments                          (173)             3,683
                                     -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,995             $3,757
                                     =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JP MORGAN                                MORGAN STANLEY
                                   U.S. LARGE CAP               MFS               CORE PLUS
                                     CORE EQUITY            HIGH INCOME         FIXED INCOME
                                     INVESTMENT             INVESTMENT           INVESTMENT
                                      DIVISION               DIVISION             DIVISION
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $148                 $10,833              $1,976
                                       -------               ---------             -------
EXPENSE:
 Mortality and expense risk
  charges                                 (100)                   (906)               (315)
                                       -------               ---------             -------
  Net Investment income
   (loss)                                   48                   9,927               1,661
                                       -------               ---------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      6                      51                  13
 Net realized gain on
  distributions                             --                      --                 263
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,233                   2,993                (465)
                                       -------               ---------             -------
  Net gain (loss) on
   investments                           2,239                   3,044                (189)
                                       -------               ---------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,287                 $12,971              $1,472
                                       =======               =========             =======

                                 MORGAN STANLEY       MORGAN STANLEY
                                    EMERGING              GLOBAL         NEUBERGER BERMAN
                                 MARKETS EQUITY        VALUE EQUITY        AMT BALANCED
                                   INVESTMENT           INVESTMENT          INVESTMENT
                                    DIVISION             DIVISION            DIVISION
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $169                 $623                $161
                                     -------              -------             -------
EXPENSE:
 Mortality and expense risk
  charges                               (146)                (250)               (131)
                                     -------              -------             -------
  Net Investment income
   (loss)                                 23                  373                  30
                                     -------              -------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   60                   34                  61
 Net realized gain on
  distributions                          520                1,532                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,483                5,359               1,814
                                     -------              -------             -------
  Net gain (loss) on
   investments                         7,063                6,925               1,875
                                     -------              -------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,086               $7,298              $1,905
                                     =======              =======             =======

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   DWS EQUITY         DWS SMALL CAP
                                    500 INDEX             INDEX
                                   INVESTMENT           INVESTMENT
                                  DIVISION (A)         DIVISION (B)
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $43                  $(34)
 Net realized gain (loss) on
  security transactions                   (4)                  128
 Net realized gain on
  distributions                           --                10,522
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,126                27,337
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,165                37,953
                                     -------            ----------
UNIT TRANSACTIONS:
 Premiums                                 24                   710
 Surrenders for benefit
  payments and fees                      (13)                  (59)
 Cost of insurance                      (364)               (1,594)
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (353)                 (943)
                                     -------            ----------
 Net increase (decrease) in
  net assets                             812                37,010
NET ASSETS:
 Beginning of year                     8,096               227,246
                                     -------            ----------
 End of year                          $8,908              $264,256
                                     =======            ==========

(a) Formerly Scudder VIT Equity 500 Index Investment Division. Change effective February 6, 2006.

(b) Formerly Scudder VIT Small Cap Index Investment Division. Change effective February 6, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALGER AMERICAN        FIDELITY VIP         FIDELITY VIP
                                     GROWTH            EQUITY-INCOME         HIGH INCOME
                                   INVESTMENT           INVESTMENT           INVESTMENT
                                    DIVISION             DIVISION             DIVISION
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(53)                $296               $3,270
 Net realized gain (loss) on
  security transactions                   (10)                  32                   28
 Net realized gain on
  distributions                            --                1,337                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             517                  315                1,256
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              454                1,980                4,554
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Premiums                                  29                   32                  130
 Surrenders for benefit
  payments and fees                        (1)                 (17)                 (15)
 Cost of insurance                        (69)                (480)                (453)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (41)                (465)                (338)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                              413                1,515                4,216
NET ASSETS:
 Beginning of year                     10,265               10,459               43,503
                                    ---------            ---------            ---------
 End of year                          $10,678              $11,974              $47,719
                                    =========            =========            =========

                                 HARTFORD TOTAL      HARTFORD CAPITAL      HARTFORD MONEY
                                   RETURN BOND         APPRECIATION            MARKET
                                   INVESTMENT           INVESTMENT           INVESTMENT
                                    DIVISION             DIVISION             DIVISION
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,825                 $414                 $582
 Net realized gain (loss) on
  security transactions                    11                   31                   --
 Net realized gain on
  distributions                             9                7,263                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (182)                 613                   --
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,663                8,321                  582
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Premiums                                 188                  160                   43
 Surrenders for benefit
  payments and fees                       (26)                 (22)                  (3)
 Cost of insurance                       (653)                (378)                (102)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (491)                (240)                 (62)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                            2,172                8,081                  520
NET ASSETS:
 Beginning of year                     64,961               52,607               14,519
                                    ---------            ---------            ---------
 End of year                          $67,133              $60,688              $15,039
                                    =========            =========            =========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           JP MORGAN
                                    JANUS ASPEN          INTERNATIONAL
                                   FLEXIBLE BOND            EQUITY
                                     INVESTMENT           INVESTMENT
                                      DIVISION             DIVISION
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,168                  $74
 Net realized gain (loss) on
  security transactions                      18                   17
 Net realized gain on
  distributions                             241                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (432)               3,666
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,995                3,757
                                     ----------            ---------
UNIT TRANSACTIONS:
 Premiums                                   350                   51
 Surrenders for benefit
  payments and fees                         (28)                 (12)
 Cost of insurance                         (843)                (121)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (521)                 (82)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                              3,474                3,675
NET ASSETS:
 Beginning of year                      121,243               17,690
                                     ----------            ---------
 End of year                           $124,717              $21,365
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JP MORGAN                               MORGAN STANLEY
                                 U.S. LARGE CAP             MFS                CORE PLUS
                                   CORE EQUITY          HIGH INCOME          FIXED INCOME
                                   INVESTMENT            INVESTMENT           INVESTMENT
                                    DIVISION              DIVISION             DIVISION
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $48                $9,927               $1,661
 Net realized gain (loss) on
  security transactions                     6                    51                   13
 Net realized gain on
  distributions                            --                    --                  263
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,233                 2,993                 (465)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,287                12,971                1,472
                                    ---------            ----------            ---------
UNIT TRANSACTIONS:
 Premiums                                  44                   401                  140
 Surrenders for benefit
  payments and fees                        (5)                  (31)                 (20)
 Cost of insurance                       (104)                 (968)                (485)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (65)                 (598)                (365)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets                            2,222                12,373                1,107
NET ASSETS:
 Beginning of year                     14,499               134,643               48,389
                                    ---------            ----------            ---------
 End of year                          $16,721              $147,016              $49,496
                                    =========            ==========            =========

                                 MORGAN STANLEY       MORGAN STANLEY
                                    EMERGING              GLOBAL            NEUBERGER BERMAN
                                 MARKETS EQUITY        VALUE EQUITY           AMT BALANCED
                                   INVESTMENT           INVESTMENT             INVESTMENT
                                    DIVISION             DIVISION               DIVISION
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $23                 $373                    $30
 Net realized gain (loss) on
  security transactions                    60                   34                     61
 Net realized gain on
  distributions                           520                1,532                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,483                5,359                  1,814
                                    ---------            ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,086                7,298                  1,905
                                    ---------            ---------              ---------
UNIT TRANSACTIONS:
 Premiums                                  64                  110                     58
 Surrenders for benefit
  payments and fees                        (7)                 (13)                   (32)
 Cost of insurance                       (151)                (261)                  (874)
                                    ---------            ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (94)                (164)                  (848)
                                    ---------            ---------              ---------
 Net increase (decrease) in
  net assets                            6,992                7,134                  1,057
NET ASSETS:
 Beginning of year                     19,598               35,832                 19,530
                                    ---------            ---------              ---------
 End of year                          $26,590              $42,966                $20,587
                                    =========            =========              =========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     SCUDDER VIT            SCUDDER VIT
                                  EQUITY 500 INDEX        SMALL CAP INDEX
                                 INVESTMENT DIVISION    INVESTMENT DIVISION
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $70                     $(29)
 Net realized gain (loss) on
  security transactions                    (19)                     364
 Net realized gain on
  distributions                             --                    5,907
 Net unrealized appreciation
  (depreciation) of
  investments during the year              260                    1,607
                                       -------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               311                    7,849
                                       -------               ----------
UNIT TRANSACTIONS:
 Premiums                                   23                      616
 Net transfers                              --                       --
 Surrenders for benefit
  payments and fees                        (11)                     (60)
 Net loan activity                          --                       --
 Cost of insurance                        (346)                  (1,539)
                                       -------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (334)                    (983)
                                       -------               ----------
 Net increase (decrease) in
  net assets                               (23)                   6,866
NET ASSETS:
 Beginning of year                       8,119                  220,380
                                       -------               ----------
 End of year                            $8,096                 $227,246
                                       =======               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALGER AMERICAN            FIDELITY VIP             FIDELITY VIP
                                       GROWTH                EQUITY-INCOME             HIGH INCOME
                                 INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(40)                     $99                   $6,084
 Net realized gain (loss) on
  security transactions                     (15)                       2                        2
 Net realized gain on
  distributions                              --                      362                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,096                       54                   (5,219)
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,041                      517                      867
                                      ---------                ---------                ---------
UNIT TRANSACTIONS:
 Premiums                                    28                       30                      125
 Net transfers                               --                       --                       --
 Surrenders for benefit
  payments and fees                          (2)                     (18)                     (18)
 Net loan activity                           --                       --                       --
 Cost of insurance                          (70)                    (442)                    (409)
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (44)                    (430)                    (302)
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets                                997                       87                      565
NET ASSETS:
 Beginning of year                        9,268                   10,372                   42,938
                                      ---------                ---------                ---------
 End of year                            $10,265                  $10,459                  $43,503
                                      =========                =========                =========

                                    HARTFORD TOTAL           HARTFORD CAPITAL          HARTFORD MONEY
                                      RETURN BOND              APPRECIATION                MARKET
                                INVESTMENT DIVISION (A)     INVESTMENT DIVISION      INVESTMENT DIVISION
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,361                      $149                     $310
 Net realized gain (loss) on
  security transactions                       20                        46                       --
 Net realized gain on
  distributions                              462                     6,941                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,699)                     (351)                      --
                                       ---------                 ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               1,144                     6,785                      310
                                       ---------                 ---------                ---------
UNIT TRANSACTIONS:
 Premiums                                    189                       137                       42
 Net transfers                                --                        --                       --
 Surrenders for benefit
  payments and fees                          (25)                      (20)                      (4)
 Net loan activity                            --                        --                       --
 Cost of insurance                          (620)                     (344)                     (92)
                                       ---------                 ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (456)                     (227)                     (54)
                                       ---------                 ---------                ---------
 Net increase (decrease) in
  net assets                                 688                     6,558                      256
NET ASSETS:
 Beginning of year                        64,273                    46,049                   14,263
                                       ---------                 ---------                ---------
 End of year                             $64,961                   $52,607                  $14,519
                                       =========                 =========                =========

(a)  Formerly Hartford Bond Investment Division. Change effective March 15,
     2005.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       JANUS ASPEN                  JP MORGAN
                                      FLEXIBLE BOND           INTERNATIONAL EQUITY
                                 INVESTMENT DIVISION (B)     INVESTMENT DIVISION (C)
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $4,854                        $32
 Net realized gain (loss) on
  security transactions                         (1)                        12
 Net realized gain on
  distributions                              4,051                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (7,682)                     1,561
                                        ----------                  ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                 1,222                      1,605
                                        ----------                  ---------
UNIT TRANSACTIONS:
 Premiums                                      352                         47
 Net transfers                                  --                         --
 Surrenders for benefit
  payments and fees                            (28)                        (7)
 Net loan activity                              --                         --
 Cost of insurance                            (773)                      (119)
                                        ----------                  ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                           (449)                       (79)
                                        ----------                  ---------
 Net increase (decrease) in
  net assets                                   773                      1,526
NET ASSETS:
 Beginning of year                         120,470                     16,164
                                        ----------                  ---------
 End of year                              $121,243                    $17,690
                                        ==========                  =========

(b) Formerly Janus Aspen Flexible Income Investment Division. Change effective March 1, 2005.

(c) Formerly JP Morgan International Opportunities Investment Division. Change effective May 16, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JP MORGAN                                     MORGAN STANLEY
                                   U.S. LARGE CAP                MFS                   CORE PLUS
                                     CORE EQUITY             HIGH INCOME             FIXED INCOME
                                 INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $82                   $7,976                  $1,400
 Net realized gain (loss) on
  security transactions                     (13)                      49                      13
 Net realized gain on
  distributions                              --                       --                     351
 Net unrealized appreciation
  (depreciation) of
  investments during the year                29                   (6,041)                   (104)
                                      ---------               ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                 98                    1,984                   1,660
                                      ---------               ----------               ---------
UNIT TRANSACTIONS:
 Premiums                                    42                      388                     139
 Net transfers                               --                       --                      --
 Surrenders for benefit
  payments and fees                          (6)                     (30)                    (19)
 Net loan activity                           --                       --                      --
 Cost of insurance                         (105)                    (852)                   (457)
                                      ---------               ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (69)                    (494)                   (337)
                                      ---------               ----------               ---------
 Net increase (decrease) in
  net assets                                 29                    1,490                   1,323
NET ASSETS:
 Beginning of year                       14,470                  133,153                  47,066
                                      ---------               ----------               ---------
 End of year                            $14,499                 $134,643                 $48,389
                                      =========               ==========               =========

                                   MORGAN STANLEY           MORGAN STANLEY
                                      EMERGING                  GLOBAL              NEUBERGER BERMAN
                                   MARKETS EQUITY            VALUE EQUITY             AMT BALANCED
                                 INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(42)                    $125                      $62
 Net realized gain (loss) on
  security transactions                      30                       19                      (21)
 Net realized gain on
  distributions                              --                      239                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,880                    1,371                    1,497
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,868                    1,754                    1,538
                                      ---------                ---------                ---------
UNIT TRANSACTIONS:
 Premiums                                    47                      100                       54
 Net transfers                               --                       --                       --
 Surrenders for benefit
  payments and fees                          (7)                     (15)                     (31)
 Net loan activity                           --                       --                       --
 Cost of insurance                         (119)                    (252)                    (811)
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (79)                    (167)                    (788)
                                      ---------                ---------                ---------
 Net increase (decrease) in
  net assets                              4,789                    1,587                      750
NET ASSETS:
 Beginning of year                       14,809                   34,245                   18,780
                                      ---------                ---------                ---------
 End of year                            $19,598                  $35,832                  $19,530
                                      =========                =========                =========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    ICMG Registered Variable Life Separate Account A, OmniSource (the "Account"), is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual fund (the "Funds") as directed by the contract owners.

    The Account invests in the following investment divisions (collectively, the "Investment Divisions"): the DWS Equity 500 Index Investment Division, DWS Small Cap Index Investment Division, Alger American Growth Investment Division, Fidelity VIP Equity-Income Investment Division, Fidelity VIP High Income Investment Division, Hartford Total Return Bond Investment Division, Hartford Capital Appreciation Investment Division, Hartford Money Market Investment Division, Janus Aspen Flexible Bond Investment Division, JP Morgan International Equity Investment Division, JP Morgan U.S. Large Cap Core Equity Investment Division, MFS High Income Investment Division, Morgan Stanley Core Plus Fixed Income Investment Division, Morgan Stanley Emerging Markets Equity Investment Division, Morgan Stanley Global Value Equity Investment Division, and Neuberger Berman AMT Balanced Investment Division.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts as described below:

       a) COST OF INSURANCE -- In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated costs of the insured which is dependent on their individual characteristics (e.g. age, risk class). Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable life insurance contracts, provides the mortality and expense risk charges and, with respect to

-------------------------------------------------------------------------------

       the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

       c) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the contracts. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance found on the accompanying statements of changes in net assets.

       d) DEDUCTION OF OTHER FEES -- In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance found on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                             PURCHASES            PROCEEDS
INVESTMENT DIVISION                           AT COST            FROM SALES
--------------------------------------------------------------------------------
DWS Equity 500 Index Investment
 Division                                          $97                 $407
DWS Small Cap Index Investment
 Division                                       12,096                2,551
Alger American Growth Investment
 Division                                           13                  110
Fidelity VIP Equity-Income Investment
 Division                                        1,704                  537
Fidelity VIP High Income Investment
 Division                                        3,564                  633
Hartford Total Return Bond Investment
 Division                                        3,258                  914
Hartford Capital Appreciation
 Investment Division                             8,041                  602
Hartford Money Market Investment
 Division                                          678                  159
Janus Aspen Flexible Bond Investment
 Division                                        5,198                1,310
JP Morgan International Equity
 Investment Division                               202                  186
JP Morgan U.S. Large Cap Core Equity
 Investment Division                               149                  166
MFS High Income Investment Division             10,833                1,503
Morgan Stanley Core Plus Fixed Income
 Investment Division                             2,238                  679
Morgan Stanley Emerging Markets Equity
 Investment Division                               689                  241
Morgan Stanley Global Value Equity
 Investment Division                             2,156                  415
Neuberger Berman AMT Balanced
 Investment Division                               160                  977
                                             ---------            ---------
                                               $51,076              $11,390
                                             =========            =========

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                    UNITS           UNITS         NET INCREASE
INVESTMENT DIVISION                ISSUED         REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
DWS Equity 500 Index
 Investment Division                  --              33               (33)
DWS Small Cap Index Investment
 Division                             --              51               (51)
Alger American Growth
 Investment Division                  --               4                (4)
Fidelity VIP Equity-Income
 Investment Division                  --              33               (33)
Fidelity VIP High Income
 Investment Division                  --              31               (31)
Hartford Total Return Bond
 Investment Division                  --              33               (33)
Hartford Capital Appreciation
 Investment Division                  --              11               (11)
Hartford Money Market
 Investment Division                  --               5                (5)
Janus Aspen Flexible Bond
 Investment Division                  --              37               (37)
JP Morgan International Equity
 Investment Division                  --               5                (5)
JP Morgan U.S. Large Cap Core
 Equity Investment Division           --               7                (7)
MFS High Income Investment
 Division                             --              46               (46)
Morgan Stanley Core Plus Fixed
 Income Investment Division           --              26               (26)
Morgan Stanley Emerging
 Markets Equity Investment
 Division                             --               3                (3)
Morgan Stanley Global Value
 Equity Investment Division           --              11               (11)
Neuberger Berman AMT Balanced
 Investment Division                  --              65               (65)

The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                    UNITS           UNITS         NET INCREASE
INVESTMENT DIVISION                ISSUED         REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Scudder VIT Equity 500 Index
 Investment Division                  --              34               (34)
Scudder VIT Small Cap Index
 Investment Division                  --              60               (60)
Alger American Growth
 Investment Division                  --               5                (5)
Fidelity VIP Equity-Income
 Investment Division                  --              34               (34)
Fidelity VIP High Income
 Investment Division                  --              30                30)
Hartford Total Return Bond
 Investment Division                  --              31               (31)
Hartford Capital Appreciation
 Investment Division                  --              12               (12)
Hartford Money Market
 Investment Division                  --               5                (5)
Janus Aspen Flexible Bond
 Investment Division                  --              33               (33)
JP Morgan International Equity
 Investment Division                  --               7                (7)
JP Morgan U.S. Large Cap Core
 Equity Investment Division           --               8                (8)
MFS High Income Investment
 Division                             --              40               (40)
Morgan Stanley Core Plus Fixed
 Income Investment Division           --              24               (24)
Morgan Stanley Emerging
 Markets Equity Investment
 Division                             --               4                (4)
Morgan Stanley Global Value
 Equity Investment Division           --              12               (12)
Neuberger Berman AMT Balanced
 Investment Division                  --              67               (67)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                       UNIT             CONTRACT
INVESTMENT DIVISION                      UNITS     FAIR VALUE #      OWNERS' EQUITY
---------------------------------------------------------------------------------------
DWS EQUITY 500 INDEX INVESTMENT
 DIVISION
 2006  Lowest contract charges               762      $11.692024            $8,908
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2005  Lowest contract charges               795       10.187111             8,096
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2004  Lowest contract charges               829         9.79554             8,119
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2003  Lowest contract charges               863        8.915271             7,694
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2002  Lowest contract charges               898        7.003525             6,293
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
DWS SMALL CAP INDEX INVESTMENT
 DIVISION
 2006  Lowest contract charges            13,248       19.946765           264,256
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2005  Lowest contract charges            13,299       17.087944           227,246
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2004  Lowest contract charges            13,359       16.496511           220,380
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2003  Lowest contract charges            13,424       14.100457           189,279
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2002  Lowest contract charges            13,516        9.692609           131,002
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --

                                                             INVESTMENT
                                            EXPENSE            INCOME               TOTAL
INVESTMENT DIVISION                          RATIO*            RATIO**            RETURN***
--------------------------------------  --------------------------------------------------------
DWS EQUITY 500 INDEX INVESTMENT
 DIVISION
 2006  Lowest contract charges                 0.65%              1.16%               14.77%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2005  Lowest contract charges                 0.65%              1.53%                4.00%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2004  Lowest contract charges                 0.65%              1.10%                9.87%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2003  Lowest contract charges                 0.65%              1.20%               27.22%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2002  Lowest contract charges                 0.65%              1.02%              (22.80)%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
DWS SMALL CAP INDEX INVESTMENT
 DIVISION
 2006  Lowest contract charges                 0.65%              0.64%               16.73%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2005  Lowest contract charges                 0.65%              0.64%                3.59%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2004  Lowest contract charges                 0.65%              0.43%               16.99%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2003  Lowest contract charges                 0.65%              0.94%               45.48%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2002  Lowest contract charges                 0.65%              0.68%              (21.10)%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                       UNIT             CONTRACT
INVESTMENT DIVISION                      UNITS     FAIR VALUE #      OWNERS' EQUITY
---------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges             1,062      $10.058611           $10,678
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2005  Lowest contract charges             1,066        9.628428            10,265
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2004  Lowest contract charges             1,071         8.65028             9,268
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2003  Lowest contract charges             1,077        8.253155             8,888
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2002  Lowest contract charges             1,084        6.145951             6,661
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
FIDELITY VIP EQUITY-INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges               761       15.728922            11,974
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2005  Lowest contract charges               794       13.171654            10,459
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2004  Lowest contract charges               828       12.523022            10,372
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2003  Lowest contract charges               862       11.308437             9,745
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2002  Lowest contract charges               898        8.728219             7,836
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --

                                                             INVESTMENT
                                            EXPENSE            INCOME               TOTAL
INVESTMENT DIVISION                          RATIO*            RATIO**            RETURN***
--------------------------------------  --------------------------------------------------------
ALGER AMERICAN GROWTH INVESTMENT
 DIVISION
 2006  Lowest contract charges                 0.65%              0.12%                4.47%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2005  Lowest contract charges                 0.65%              0.23%               11.31%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2004  Lowest contract charges                 0.65%                --                 4.81%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2003  Lowest contract charges                 0.65%                --                34.31%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2002  Lowest contract charges                 0.65%              0.04%              (33.43)%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
FIDELITY VIP EQUITY-INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges                 0.65%              3.33%               19.42%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2005  Lowest contract charges                 0.65%              1.62%                5.18%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2004  Lowest contract charges                 0.65%              1.54%               10.81%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2003  Lowest contract charges                 0.65%              1.84%               29.52%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2002  Lowest contract charges                 0.65%              1.75%              (17.49)%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --

-------------------------------------------------------------------------------

                                                       UNIT             CONTRACT
INVESTMENT DIVISION                      UNITS     FAIR VALUE #      OWNERS' EQUITY
---------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges             4,204      $11.351558           $47,719
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2005  Lowest contract charges             4,235       10.271413            43,503
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2004  Lowest contract charges             4,265       10.066502            42,938
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2003  Lowest contract charges             4,294        9.245416            39,695
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2002  Lowest contract charges             4,321        7.312055            31,595
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
HARTFORD TOTAL RETURN BOND INVESTMENT
 DIVISION
 2006  Lowest contract charges             4,353       15.421869            67,133
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2005  Lowest contract charges             4,386       14.811034            64,961
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2004  Lowest contract charges             4,417       14.551281            64,273
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2003  Lowest contract charges             4,446       13.999108            62,242
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --
 2002  Lowest contract charges             4,475       13.065319            58,461
    Highest contract charges                  --              --                --
    Remaining contract charges                --              --                --

                                                             INVESTMENT
                                            EXPENSE            INCOME               TOTAL
INVESTMENT DIVISION                          RATIO*            RATIO**            RETURN***
--------------------------------------  --------------------------------------------------------
FIDELITY VIP HIGH INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges                 0.65%              7.89%               10.52%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2005  Lowest contract charges                 0.65%             14.85%                2.04%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2004  Lowest contract charges                 0.65%              8.01%                8.88%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2003  Lowest contract charges                 0.65%              7.11%               26.44%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2002  Lowest contract charges                 0.65%             10.64%                2.77%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
HARTFORD TOTAL RETURN BOND INVESTMENT
 DIVISION
 2006  Lowest contract charges                 0.65%              4.98%                4.12%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2005  Lowest contract charges                 0.65%              7.37%                1.79%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2004  Lowest contract charges                 0.65%              4.62%                3.94%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2003  Lowest contract charges                 0.65%              4.05%                7.16%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --
 2002  Lowest contract charges                 0.65%              4.04%                9.37%
    Highest contract charges                     --                 --                   --
    Remaining contract charges                   --                 --                   --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNIT            CONTRACT
INVESTMENT DIVISION               UNITS   FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 INVESTMENT DIVISION
 2006  Lowest contract charges     2,452    $24.750431          $60,688
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges     2,463     21.362453           52,607
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges     2,475      18.60882           46,049
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges     2,487     15.691795           39,031
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges     2,503     11.093099           27,771
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
HARTFORD MONEY MARKET
 INVESTMENT DIVISION
 2006  Lowest contract charges     1,242     12.107708           15,039
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges     1,247     11.639235           14,519
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges     1,252       11.3911           14,263
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges     9,866       11.3584          112,064
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges    10,380     11.347583          117,790
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                  RATIO*           RATIO**          RETURN***
-------------------------------  ---------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 INVESTMENT DIVISION
 2006  Lowest contract charges         0.65%            1.39%             15.86%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            0.96%             14.80%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            0.35%             18.59%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%            0.62%             41.43%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.65%            0.63%            (20.22)%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
HARTFORD MONEY MARKET
 INVESTMENT DIVISION
 2006  Lowest contract charges         0.65%            4.59%              4.03%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            2.80%              2.18%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            0.72%              0.29%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%            0.76%              0.09%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.64%            1.35%              0.81%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --

-------------------------------------------------------------------------------

                                              UNIT            CONTRACT
INVESTMENT DIVISION               UNITS   FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
JANUS ASPEN FLEXIBLE BOND
 INVESTMENT DIVISION
 2006  Lowest contract charges     8,797    $14.177855         $124,717
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges     8,834     13.724073          121,243
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges     8,867      13.58595          120,470
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges     6,746     13.185777           88,950
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges     1,760     12.493946           21,988
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
JP MORGAN INTERNATIONAL EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges     1,380     15.484238           21,365
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges     1,385     12.770647           17,690
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges     1,392     11.612233           16,164
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges     1,399      9.874176           13,816
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges     1,408      7.504012           10,567
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                  RATIO*           RATIO**          RETURN***
-------------------------------  ---------------------------------------------------
JANUS ASPEN FLEXIBLE BOND
 INVESTMENT DIVISION
 2006  Lowest contract charges         0.65%            4.08%              3.31%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            4.66%              1.02%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            6.39%              3.04%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%            4.37%              5.54%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.65%            2.96%              9.44%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
JP MORGAN INTERNATIONAL EQUITY
 INVESTMENT DIVISION
 2006  Lowest contract charges         0.65%            1.03%             21.25%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            0.85%              9.98%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            0.57%             17.60%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%            0.83%             31.57%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.65%            0.46%            (18.84)%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNIT            CONTRACT
INVESTMENT DIVISION               UNITS   FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
JP MORGAN U.S. LARGE CAP CORE
 EQUITY INVESTMENT DIVISION
 2006  Lowest contract charges     1,544    $10.826599          $16,721
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges     1,551      9.347921           14,499
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges     1,559      9.283532           14,470
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges     1,567      8.534498           13,371
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges     1,577      6.703818           10,570
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
MFS HIGH INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges    10,672     13.775281          147,016
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges    10,718     12.562046          134,643
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges    10,758     12.376913          133,153
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges     5,501      11.41353           62,788
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges     1,897      9.739038           18,478
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                  RATIO*           RATIO**          RETURN***
-------------------------------  ---------------------------------------------------
JP MORGAN U.S. LARGE CAP CORE
 EQUITY INVESTMENT DIVISION
 2006  Lowest contract charges         0.65%            0.97%             15.82%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            1.23%              0.69%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            0.76%              8.78%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%            0.75%             27.33%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.65%            0.05%            (25.11)%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
MFS HIGH INCOME INVESTMENT
 DIVISION
 2006  Lowest contract charges         0.65%            7.77%              9.66%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            6.63%              1.50%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            3.38%              8.44%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%            2.24%             17.17%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.65%            6.85%              1.90%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --

-------------------------------------------------------------------------------

                                              UNIT            CONTRACT
INVESTMENT DIVISION               UNITS   FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
MORGAN STANLEY CORE PLUS FIXED
 INCOME INVESTMENT DIVISION
 2006  Lowest contract charges     3,405    $14.535352          $49,496
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges     3,431     14.103883           48,389
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges     3,455      13.62183           47,066
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges     3,478     13.137114           45,691
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges     3,500     12.636618           44,230
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
MORGAN STANLEY EMERGING MARKETS
 EQUITY INVESTMENT DIVISION
 2006  Lowest contract charges       836     31.817852           26,590
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges       839      23.35164           19,598
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges       843      17.55941           14,809
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges       848     14.355895           12,170
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges       853      9.654221            8,237
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                  RATIO*           RATIO**          RETURN***
-------------------------------  ---------------------------------------------------
MORGAN STANLEY CORE PLUS FIXED
 INCOME INVESTMENT DIVISION
 2006  Lowest contract charges         0.65%            4.08%              3.06%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            3.58%              3.54%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            3.77%              3.69%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%            0.06%              3.96%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.65%            3.66%              6.63%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
MORGAN STANLEY EMERGING MARKETS
 EQUITY INVESTMENT DIVISION
 2006  Lowest contract charges         0.65%            0.76%             36.26%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            0.39%             32.99%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            0.66%             22.32%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%              --              48.67%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.65%              --              (9.49)%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A

HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                              UNIT            CONTRACT
INVESTMENT DIVISION               UNITS   FAIR VALUE #     OWNERS' EQUITY
----------------------------------------------------------------------------
MORGAN STANLEY GLOBAL VALUE
 EQUITY INVESTMENT DIVISION
 2006  Lowest contract charges     2,566    $16.745590          $42,966
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges     2,577     13.905793           35,832
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges     2,589      13.22528           34,245
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges     2,603     11.724266           30,515
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges     2,620      9.150365           23,970
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
NEUBERGER BERMAN AMT BALANCED
 INVESTMENT DIVISION
 2006  Lowest contract charges     1,499     13.734651           20,587
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2005  Lowest contract charges     1,564     12.491686           19,530
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2004  Lowest contract charges     1,631     11.515828           18,780
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2003  Lowest contract charges     1,698     10.603889           18,003
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --
 2002  Lowest contract charges     1,768      9.178901           16,225
    Highest contract charges          --            --               --
    Remaining contract charges        --            --               --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
INVESTMENT DIVISION                  RATIO*           RATIO**          RETURN***
-------------------------------  ---------------------------------------------------
MORGAN STANLEY GLOBAL VALUE
 EQUITY INVESTMENT DIVISION
 2006  Lowest contract charges         0.65%            1.62%             20.42%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            1.01%              5.15%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            0.75%             12.80%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%              --              28.15%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.65%            1.19%            (17.40)%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
NEUBERGER BERMAN AMT BALANCED
 INVESTMENT DIVISION
 2006  Lowest contract charges         0.65%            0.80%              9.95%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         0.65%            0.98%              8.47%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         0.65%            1.22%              8.60%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         0.65%            1.74%             15.55%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2002  Lowest contract charges         0.65%            2.57%            (17.69)%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --

* This represents the annualized contract expenses of the Investment Division for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Investment Division and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the Fund in which the Investment Division invests.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date

-------------------------------------------------------------------------------

      notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, and Administrative Charges. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will charge an expense at a maximum rate of 0.65% of the contract's value on an annual basis, for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company, will charge an expense up to a maximum of $10.00 per coverage month for administrative services provided by the Company.

    These charges are redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the consolidated financial statement schedules listed in the Index at S-1 to S-3. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2007

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,113         $2,811         $2,592
 Earned premiums                          547            449            484
 Net investment income                  2,728          2,569          2,470
 Net realized capital gains              (299)            75            140
  (losses)
                                     --------       --------       --------
                     TOTAL REVENUES     6,089          5,904          5,686
                                     --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, claims and claim             3,205          3,008          3,111
  adjustment expenses
 Insurance expenses and other             853            798            709
 Amortization of deferred policy        1,175            945            825
  acquisition costs and present
  value of future profits
 Dividends to policyholders                22             37             29
                                     --------       --------       --------
TOTAL BENEFITS, CLAIMS AND EXPENSES     5,255          4,788          4,674
                                     --------       --------       --------
 Income before income tax expense         834          1,116          1,012
  and cumulative effect of
  accounting changes
 Income tax expense                       103            207             29
 Income before cumulative effect of       731            909            983
  accounting changes
 Cumulative effect of accounting           --             --            (18)
  changes, net of tax
                                     --------       --------       --------
                         NET INCOME      $731           $909           $965
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2006              2005
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at         $45,340           $43,242
  fair value (amortized cost of $44,540 and
  $42,256)
 Equity securities, available for sale, at            275               310
  fair value (cost of $267 and $303)
 Equity securities, held for trading, at                1                 1
  fair value
 Policy loans, at outstanding balance               2,009             1,971
 Mortgage loans on real estate                      2,631             1,355
 Other investments                                  1,024               579
                                              -----------       -----------
                           TOTAL INVESTMENTS       51,280            47,458
                                              -----------       -----------
 Cash                                                 186               124
 Premiums receivable and agents' balances              29                23
 Reinsurance recoverables                           1,393             1,114
 Deferred policy acquisition costs and              7,334             7,101
  present value of future profits
 Deferred income taxes                               (491  )           (516  )
 Goodwill                                             186               186
 Other assets                                       1,290             1,611
 Separate account assets                          179,943           150,523
                                              -----------       -----------
                                TOTAL ASSETS     $241,150          $207,624
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits                $8,209            $7,406
 Other policyholder funds                          40,191            38,399
 Consumer Notes                                       258                --
 Other liabilities                                  4,890             3,959
 Separate account liabilities                     179,943           150,523
                                              -----------       -----------
                           TOTAL LIABILITIES      233,491           200,287
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE           --                --
 11
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,               6                 6
  issued and outstanding, par value $5,690
 Capital surplus                                    2,586             2,405
 Accumulated other comprehensive income
  Net unrealized capital gains on                     290               464
   securities, net of tax
  Foreign currency translation adjustments              1                (1  )
                                              -----------       -----------
TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME          291               463
                                              -----------       -----------
 Retained earnings                                  4,777             4,463
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        7,660             7,337
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $241,150          $207,624
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                       NET             NET (LOSS)
                                                                    UNREALIZED           GAIN ON
                                                                  CAPITAL GAINS         CASH FLOW          FOREIGN
                                      COMMON                       (LOSSES) ON           HEDGING          CURRENCY
                                       STOCK         CAPITAL       SECURITIES,        INSTRUMENTS,       TRANSLATION
                                                     SURPLUS        NET OF TAX         NET OF TAX        ADJUSTMENTS
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------
2006
Balance, December 31, 2005               $6          $2,405             $577              $(113)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                               (97)
 Cumulative translation
  adjustments                                                                                                  2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500              $(210)              $1
                                        ---          ------           ------              -----              ---
2005
Balance, December 31, 2004               $6          $2,240           $1,124              $(184)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net loss on cash flow hedging
  instruments                                                                                71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577              $(113)             $(1)
                                        ---          ------           ------              -----              ---
2004
Balance, December 31, 2003               $6          $2,240             $728               $(17)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                                 292
 Net change in unrealized capital
  gains (losses) on securities (2)                                       104
 Net loss on cash flow hedging
  instruments                                                                              (167)
Total other comprehensive income
 Total comprehensive income
Dividends declared
        BALANCE, DECEMBER 31, 2004       $6          $2,240           $1,124              $(184)             $(1)
                                        ---          ------           ------              -----              ---


                                                                TOTAL
                                           RETAINED         STOCKHOLDER'S
                                           EARNINGS             EQUITY
                                                (IN MILLIONS)
----------------------------------  --------------------------------------
2006
Balance, December 31, 2005                  $4,463              $7,337
Comprehensive income
 Net income                                    731                 731
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                                   181
Dividends declared                            (417)               (417)
                                            ------              ------
        BALANCE, DECEMBER 31, 2006          $4,777              $7,660
                                            ------              ------
2005
Balance, December 31, 2004                  $4,064              $7,249
Comprehensive income
 Net income                                    909                 909
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net loss on cash flow hedging
  instruments                                                       71
Total other comprehensive income                                  (476)
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                            (510)               (510)
                                            ------              ------
        BALANCE, DECEMBER 31, 2005          $4,463              $7,337
                                            ------              ------
2004
Balance, December 31, 2003                  $3,648              $6,604
Comprehensive income
 Net income                                    965                 965
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                           292
 Net change in unrealized capital
  gains (losses) on securities (2)                                 104
 Net loss on cash flow hedging
  instruments                                                     (167)
Total other comprehensive income                                   229
 Total comprehensive income                                      1,194
Dividends declared                            (549)               (549)
                                            ------              ------
        BALANCE, DECEMBER 31, 2004          $4,064              $7,249
                                            ------              ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(42), $(295), and $56 for the years ended December 31, 2006, 2005 and 2004, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(52), $38 and $(90) for the years ended December 31, 2006, 2005 and 2004, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(75), $26 and $78 for the years ended December 31, 2006, 2005 and 2004 respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $731            $909            $965
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits             1,175             945             825
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,351)         (1,226)         (1,375)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses and
  unearned premiums                     836             129             726
 Reinsurance recoverables               (47)            177             (15)
 Receivables                             11              (3)             (3)
 Payables and accruals                  210             385            (212)
 Accrued and deferred income
  taxes                                 340              36             (21)
 Net realized capital losses
  (gains)                               299             (75)           (140)
 Depreciation and amortization          404             239              73
 Cumulative effect of accounting
  change, net of tax                     --              --              18
 Other, net                             157            (228)            (86)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,765           1,288             755
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                 19,517          19,727          18,457
 Equity securities,
  available-for-sale                    249              38              75
 Mortgage loans                         301             354             238
 Partnerships                            91             169              34
 Payments for the purchase of:
 Fixed maturities,
  available-for-sale                (22,017)        (21,511)        (19,309)
 Equity securities,
  available-for-sale                   (455)            (60)            (92)
 Mortgage loans                      (1,574)           (915)           (564)
 Partnerships                          (496)           (337)           (111)
 Change in policy loans, net            (39)            647            (148)
 Change in payables for
  collateral under securities
  lending, net                          788            (276)             19
 Change in all other, net              (713)           (193)            486
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES     (4,348)         (2,357)           (915)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Capital contributions                                  129              --
 Dividends paid                        (300)           (498)           (549)
 Proceeds from issuance of
  consumer notes                        258              --              --
 Net receipts from investment
  and universal life-type
  contracts                           1,686           1,347             829
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES      1,644             978             280
                                  ---------       ---------       ---------
 Impact of foreign exchange               1              (1)             --
 Net (decrease) increase in cash         62             (92)            120
                                  ---------       ---------       ---------
 Cash -- beginning of year              124             216              96
                                  ---------       ---------       ---------
 Cash -- end of year                   $186            $124            $216
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash (Received) Paid During
  the Year for:
 Income taxes                         $(163)           $149             $42

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company in 2005. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

The Company made noncash dividends of $117 and received noncash capital contributions of $154 from its parent company during 2006 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance, K.K.

The Company received, noncash capital contributions from its parent of $25 to settle intercompany balances related to stock compensation.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

NOTE 1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analysis. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussion see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and present value of future profits associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; the valuation of guaranteed minimum withdrawal benefit derivatives and guaranteed minimum income benefit reinsurance derivatives; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements

In September 2006, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. The Company adopted SAB 108 on December 31, 2006. The adoption had no effect on the Company's consolidated financial condition or results of operations.

Share-Based Payment

In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(R)"), which replaced SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS 123(R) requires companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and therefore the adoption of SFAS 123(R) did not have a material effect on the Company's financial position or results of operations and is not expected to have a material effect on future operations.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

Non-Traditional Long Duration Contracts

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                 NET INCOME             INCOME
-----------------------------------------------------------------------------------------------------
COMPONENTS OF CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB and other benefit reserves for annuity
 contracts                                                           $(50)                $ --
Reclassifying certain separate accounts to general account             30                  294
Other                                                                   2                   (2)
                                                                    -----               ------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION         $(18)                $292
                                                                    -----               ------

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an Amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option (a) may be applied instrument by instrument, with certain exceptions, (b) is irrevocable (unless a new election date occurs), and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. The Company expects to adopt SFAS 159 on January 1, 2008, but has not yet determined the items to which the Company may apply the fair value option and the impact on the Company's consolidated financial statements.

Fair Value Measurements

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Company will adopt SFAS 157 on January 1, 2008, but has not yet quantified the impact. However, the Company has certain significant product riders, including GMWB, that are recorded using fair value. Under SFAS 157, fair value for GMWB will use significant Level 3 inputs including risk margins. The Company's account value associated with GMWB is $48.3 billion as of December 31, 2006. As a result, the one time realized capital loss that could be recorded upon the adoption of SFAS 157 could materially reduce the Company's 2008 net income. Realized gains and losses that will be recorded in future years are also likely to be more volatile than amounts recorded in prior years. In addition, adoption of SFAS 157 will result in a future reduction in variable annuity fee income as fees attributed to the embedded derivatives will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of embedded derivative.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. The interpretation requires public companies to recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized would be the amount that represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability would be recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess. FIN 48 will require a tabular reconciliation of the change in the aggregate unrecognized tax benefits claimed, or expected to be claimed, in tax returns and disclosure relating to accrued interest and penalties for unrecognized tax benefits. Disclosure will also be required for those uncertain tax positions where it is reasonably possible that the estimate of the tax benefit will change significantly in the next 12 months. FIN 48 is effective for fiscal years beginning after December 15, 2006. Upon adoption as of the first quarter of 2007, FIN 48 will not have a material effect on the Company's consolidated financial condition or results of operations.

Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets". This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption at January 1, 2007. However, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company will adopt SOP 05-1 on January 1, 2007. The Company expects the cumulative effect upon adoption of SOP 05-1 to be $10 to $20, after-tax, which will be recorded as a reduction in retained earnings as of January 1, 2007.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of derivatives, and limited partnership interests and proportionate share limited liability companies (collectively "limited partnerships"). Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives are carried at fair value.

Valuation of Fixed Maturities

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use market data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2006 and 2005, primarily consisted of non-144A private placements and have an average duration of 5.0 and 4.8 years, respectively.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2006 and 2005.

                                                            2006                                         2005
                                                                      PERCENTAGE                                   PERCENTAGE
                                                                       OF TOTAL                                     OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via independent market
 quotations                                     $37,190                    82.0%             $36,055                    83.4%
Priced via broker quotations                      3,567                     7.9                2,271                     5.2
Priced via matrices                               3,810                     8.4                3,667                     8.5
Priced via other methods                             79                     0.2                  202                     0.5
Short-term investments (1)                          694                     1.5                1,047                     2.4
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,340                   100.0%             $43,242                   100.0%
                                              ---------                 -------            ---------                 -------

(1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

Other-Than-Temporary Impairments on Available-for-Sale Securities

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Mortgage Loan Impairments

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also included in net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2006, 2005 and 2004. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

Net Investment Income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. The calculation of amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to estimated future value over the remaining life of the security based on future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. As of December 31, 2006 and 2005, approximately 82% and 84% of derivatives, respectively, based upon notional values, were priced via valuation models which utilize market data, while the remaining 18% and 16% of derivatives, respectively, were priced via broker quotations. These percentages exclude the guaranteed minimum withdrawal benefit ("GMWB") rider and the associated reinsurance contracts, which are discussed below as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 17. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

Valuation of Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Income Benefit Reinsurance Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The Company also assumes GMIB from a related party. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded GMWB derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of Statement of Financial Accounting Standard No. 157, "Fair Value Measurements", (SFAS 157) the Company will revise many of the assumptions used to value GMWB.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2006, 2005 and 2004, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $26 loss, $55 loss and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

Deferred Policy Acquisition Costs and Present Value of Future Profits Associated with Variable Annuity and Other Universal Life-Type Contracts

Accounting Policy and Assumptions

Life policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits ("PVFP") is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2006 and December 31, 2005, the carrying value of the Company's Life DAC asset was $7.3 billion and $7.1 billion, respectively. Of those amounts, $4.4 billion and $4.5 billion related to individual variable annuities sold in the U.S., respectively, and $2.1 billion and $1.9 billion related to universal life-type contracts sold by Individual Life, respectively.

The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for guaranteed minimum death and income benefits. For most contracts, the Company evaluates EGPs over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other measures for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2006, 2005 and 2004 was an increase to amortization of $45, $27 and $16, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current aggregate separate account return assumption is approximately 8.0% (after fund fees, but before mortality and expense charges) for U.S. products. The overall actual return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall U.S. separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,418 on December 29, 2006), although no assurance can be provided that this correlation will continue in the future.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Estimating future gross profits is important not only for determining the amortization of DAC but also in the accounting and valuation of sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly.

During the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits in the third quarter of 2007 and at least annually thereafter.

Upon completion of an assumption study, the Company will revise its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the guaranteed minimum death benefit reserving models. The cumulative balance of DAC as well as sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations being favorable compared to previous estimates of account value growth and EGPs. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations being unfavorable compared to previous estimates of account value growth and EGPs.

In addition to when a comprehensive assumption study is completed, comprehensive revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of a reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for individual variable annuity business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. A similar approach is used for variable universal life business.

Unlock Results

As described above, during the fourth quarter of 2006, the Company completed its latest study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter was as follows:

SEGMENT
AFTER-TAX (CHARGE)                                        UNEARNED REVENUE          DEATH AND INCOME
BENEFIT                            DAC and PVFP               Reserves            Benefit Reserves (1)
---------------------------------------------------------------------------------------------------------
Retail Products Group                    $(70)                    $5                       $(10)
Retirement Plans                           20                     --                         --
Individual Life                           (46)                    30                         --
Life -- Other                             (46)                    --                         --
                                      -------                   ----                      -----
                        TOTAL           $(142)                   $35                       $(10)
                                      -------                   ----                      -----

SEGMENT                             SALES
AFTER-TAX (CHARGE)                INDUCEMENT
BENEFIT                             Assets        Total
-----------------------------  ------------------------------
Retail Products Group                  $3           $(72)
Retirement Plans                       --             20
Individual Life                        --            (16)
Life -- Other                          --            (46)
                                     ----        -------
                        TOTAL          $3          $(114)
                                     ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail Products Group, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2006, the Company believed U.S. individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 53%, before portions of its DAC asset would be unrecoverable.

Reserve for Future Policy Benefits and Unpaid Claims and Claim Adjustment
Expenses

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

Other Policyholder Funds and Benefits Payable

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

Foreign Currency Translation

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are their functional currencies.

Dividends to Policyholders

Policyholder dividends paid to certain policyholders, referred to as participating policies, are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 3%, and 5% as of December 31, 2006, 2005 and 2004, respectively, of total life insurance in force. Dividends to policyholders were $22, $37 and $29 for the years ended December 31, 2006, 2005 and 2004, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

Reinsurance

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 2. SEGMENT INFORMATION

The Company has four reportable operating segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b).

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Within stable value, Institutional has an investor note program that offers both institutional and retail investor notes. Institutional and Retail notes are sold as funding agreement backed notes through trusts and ,may also be issued directly from the company to investors. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

Life charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of certain net realized capital gains and losses and the allocation of credit risk charges.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses.

The "credit-risk" fee covers fixed income assets included in each operating segment's general account. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses.

The positive (negative) impact on realized gains and losses of the segments for allocated interest rate related realized gains and losses and the credit-risk fees were as follows:

                                  2006              2005              2004
--------------------------------------------------------------------------------
Retail
 Realized gains (losses)           $32               $34               $25
 Credit risk fees                  (26)              (26)              (22)
Retirement Plans
 Realized gains (losses)            10                 6                 5
 Credit risk fees                   (9)               (8)               (8)
Institutional
 Realized gains (losses)            16                13                 8
 Credit risk fees                  (22)              (18)              (16)
Individual Life
 Realized gains (losses)             9                 8                12
 Credit risk fees                   (6)               (5)               (5)
Other
 Realized gains (losses)           (67)              (61)              (50)
 Credit risk fees                   63                57                51
                                ------            ------            ------
                     TOTAL        $ --              $ --              $ --
                                ------            ------            ------

The following tables represent summarized financial information concerning the Company's segments.

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
REVENUES BY PRODUCT LINE                    2006           2005           2004
--------------------------------------------------------------------------------
REVENUES
Life
 Earned premiums, fees, and other
  considerations
Retail
 Individual annuity                         $1,838         $1,627         $1,476
 Other                                          --             --             --
                                          --------       --------       --------
                            TOTAL RETAIL    $1,838         $1,627         $1,476
                                          --------       --------       --------
Retirement Plans
 401(k)                                        154            106             74
 Governmental                                   45             43             43
                                          --------       --------       --------
                  TOTAL RETIREMENT PLANS       199            149            117
                                          --------       --------       --------

                                   FOR THE YEARS ENDED DECEMBER 31,
REVENUES BY PRODUCT LINE       2006              2005              2004
--------------------------------------------------------------------------------
Institutional
 Institutional                     624               517               473
 PPLI                              102               104               149
                            ----------        ----------        ----------
       TOTAL INSTITUTIONAL         726               621               622
                            ----------        ----------        ----------
Individual Life
     TOTAL INDIVIDUAL LIFE         780               716               689
 Other                             116               147               172
                            ----------        ----------        ----------
 Total Life premiums,            3,660             3,260             3,076
  fees, and other
  considerations
 Net investment income           2,728             2,569             2,470
 Net realized capital             (299)               75               140
  gains (losses)
                            ----------        ----------        ----------
                TOTAL LIFE      $6,089            $5,904            $5,686
                            ----------        ----------        ----------
NET INCOME (LOSS)
 Retail                           $488              $520              $373
 Retirement Plans                  101                66                59
 Institutional                      91                82                55
 Individual Life                   158               149               143
 Other                            (107)               92               335
                            ----------        ----------        ----------
          TOTAL NET INCOME        $731              $909              $965
                            ----------        ----------        ----------
NET INVESTMENT INCOME
 Retail                           $835              $934            $1,013
 Retirement Plans                  326               311               307
 Institutional                     987               784               647
 Individual Life                   292               272               269
 Other                             288               268               234
                            ----------        ----------        ----------
      TOTAL NET INVESTMENT      $2,728            $2,569            $2,470
                    INCOME
                            ----------        ----------        ----------
AMORTIZATION OF DEFERRED
 POLICY ACQUISITION AND
 PRESENT VALUE OF FUTURE
 PROFITS
 Retail                           $867              $689              $596
 Retirement Plans                    1                26                28
 Institutional                      32                32                26
 Individual Life                   228               196               175
 Other                              47                 2                --
                            ----------        ----------        ----------
 TOTAL AMORTIZATION OF DAC      $1,175              $945              $825
                            ----------        ----------        ----------
INCOME TAX EXPENSE
 (BENEFIT)
 Retail                             $9               $33               $35
 Retirement Plans                   40                19                17
 Institutional                      38                34                24
 Individual Life                    72                69                70
 Other(1)                          (56)               52              (117)
                            ----------        ----------        ----------
  TOTAL INCOME TAX EXPENSE        $103              $207               $29
                            ----------        ----------        ----------

(1) For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                           DECEMBER 31,
                                                      2006              2005
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $128,550          $119,185
 Retirement Plans                                       24,390            20,058
 Institutional                                          66,135            48,561
 Individual Life                                        13,603            12,314
 Other                                                   8,472             7,506
                                                   -----------       -----------
                                     TOTAL ASSETS     $241,150          $207,624
                                                   -----------       -----------
DAC
 Retail                                                 $4,587            $4,617
 Retirement Plans                                          538               406
 Institutional                                             111                81
 Individual Life                                         2,124             1,976
 Other                                                     (26)               21
                                                   -----------       -----------
                                        TOTAL DAC       $7,334            $7,101
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $845              $732
 Retirement Plans                                          357               366
 Institutional                                           5,711             4,962
 Individual Life                                           575               536
 Other                                                     721               810
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $8,209            $7,406
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,008           $16,299
 Retirement Plans                                        5,544             5,194
 Institutional                                          11,401             9,228
 Individual Life                                         4,845             4,482
 Other                                                   3,393             3,196
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $40,191           $38,399
                                                   -----------       -----------

NOTE 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                       $2,459         $2,275         $2,122
Policy loans                              140            142            183
Mortgage loans on real estate             126             64             37
Other investments                          53            125            158
Gross investment income                 2,778          2,606          2,500
Less: Investment expenses                  50             37             30
                                     --------       --------       --------
              NET INVESTMENT INCOME    $2,728         $2,569         $2,470
                                     --------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                        $(105)           $57           $168
Equity securities                          (3)             8              7
Foreign currency transaction
 remeasurements                            18            157             (6)
Derivatives and other (1)                (209)          (147)           (29)
                                     --------       --------       --------
NET REALIZED CAPITAL GAINS (LOSSES)     $(299)           $75           $140
                                     --------       --------       --------

(1) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                         $800           $986         $2,212
Equity securities                           8              7              8
Net unrealized gains credited to
 policyholders                             (4)            (9)           (20)
                                     --------       --------       --------
Net unrealized gains                      804            984          2,200
Deferred income taxes and other
 items                                    304            407          1,076
                                     --------       --------       --------
Net unrealized gains, net of tax --
 end of year                              500            577          1,124
Net unrealized gains, net of tax --
 beginning of year                        577          1,124            728
                                     --------       --------       --------
CHANGE IN UNREALIZED GAINS (LOSSES)
   ON AVAILABLE-FOR-SALE SECURITIES      $(77)         $(547)          $396
                                     --------       --------       --------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2006
                                              AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                COST                  GAINS                  LOSSES              VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                              $6,373                   $38                  $(44)              $6,367
Collateralized mortgage obligations
 ("CMOs")
 Agency backed                                      778                     8                    (5)                 781
 Non-agency backed                                   76                    --                    --                   76
CMBS
 Agency backed                                      405                     7                    (1)                 411
 Non-agency backed                               10,198                   139                   (67)              10,270
Corporate                                        21,982                   911                  (206)              22,687
Government/Government agencies
 Foreign                                            568                    44                    (4)                 608
 United States                                      542                     2                    (5)                 539
 Mortgage-backed securities ("MBS") --
  U.S.
  Government/Government agencies                  1,808                     6                   (31)               1,783
 States, municipalities and political
  subdivisions                                    1,114                    23                   (15)               1,122
 Redeemable preferred stock                           2                    --                    --                    2
Short-term investments                              694                    --                    --                  694
                                              ---------              --------               -------            ---------
                  TOTAL FIXED MATURITIES        $44,540                $1,178                 $(378)             $45,340
                                              ---------              --------               -------            ---------

                                                                              AS OF DECEMBER 31, 2005
                                                       AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                         COST                  GAINS                  LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                                       $6,383                   $44                  $(73)              $6,354
Collateralized mortgage obligations ("CMOs")
 Agency backed                                               657                     3                    (4)                 656
 Non-agency backed                                           107                    --                    --                  107
CMBS
 Agency backed                                                53                     1                    --                   54
 Non-agency backed                                         8,258                   158                   (85)               8,331
Corporate                                                 21,179                 1,098                  (226)              22,051
Government/Government agencies
 Foreign                                                     646                    43                    (4)                 685
 United States                                               435                    23                    (2)                 456
 Mortgage-backed securities ("MBS") -- U.S.
  Government/Government agencies                           2,559                     6                   (39)               2,526
 States, municipalities and political
  subdivisions                                               926                    47                    (4)                 969
 Redeemable preferred stock                                    6                    --                    --                    6
Short-term investments                                     1,047                    --                    --                1,047
                                                       ---------              --------               -------            ---------
                           TOTAL FIXED MATURITIES        $42,256                $1,423                 $(437)             $43,242
                                                       ---------              --------               -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2006 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                               $1,505                $1,543
Over one year through five years                7,198                 7,466
Over five years through ten years               6,467                 6,541
Over ten years                                 20,335                20,783
 Subtotal                                      35,505                36,333
Mortgage- and asset-backed
 securities                                     9,035                 9,007
                                            ---------             ---------
                               TOTAL          $44,540               $45,340
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to call or prepayment provisions because of the potential for prepayment on mortgage- and asset-backed securities; they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $17,009         $15,882         $13,022
Gross gains                             210             302             311
Gross losses                           (230)           (218)           (125)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $249             $38             $75
Gross gains                               5               8              12
Gross losses                             (5)             --              (5)
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2006 were General Electric Company, Citigroup, Inc. and AT&T Inc. and as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co., which each comprise 0.5% or less of total invested assets, respectively.

The Company's largest three exposures by industry sector as of December 31, 2006 were financial services, utilities, and technology and communications, which comprised approximately 13%, 5% and 5%, respectively, of total invested assets. The Company's largest three exposures by industry sector as of December 31, 2005 were financial services, technology and communications, and utilities which comprised approximately 13%, 6% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2006 and 2005, the largest concentrations were in California, Oregon and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                                                   2006
                                                           LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR            UNREALIZED
                                               COST                VALUE              LOSSES
--------------------------------------------------------------------------------------------------
ABS                                               $846                $841                $(5)
CMOs
 Agency backed                                      72                  71                 (1)
 Non-agency backed                                  37                  37                 --
CMBS
 Agency backed                                      74                  73                 (1)
 Non-agency backed                               2,398               2,381                (17)
Corporate                                        5,119               5,052                (67)
Government/Government agencies
 Foreign                                           116                 114                 (2)
 United States                                     348                 345                 (3)
MBS -- U.S. Government/ Government
 agencies                                          191                 189                 (2)
States, municipalities and political
 subdivisions                                      402                 396                 (6)
Short-term investments                             356                 356                 --
                                             ---------            --------            -------
                TOTAL FIXED MATURITIES           9,959               9,855               (104)
Common stock                                        21                  20                 (1)
Non-redeemable preferred stock                      51                  49                 (2)
                                             ---------            --------            -------
                          TOTAL EQUITY              72                  69                 (3)
                                             ---------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $10,031              $9,924              $(107)
                                             ---------            --------            -------

                                                                     2006
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $698                $659               $(39)
CMOs
 Agency backed                                         260                 256                 (4)
 Non-agency backed                                      10                  10                 --
CMBS
 Agency backed                                           2                   2                 --
 Non-agency backed                                   2,046               1,996                (50)
Corporate                                            4,051               3,912               (139)
Government/Government agencies
 Foreign                                                50                  48                 (2)
 United States                                          61                  59                 (2)
MBS -- U.S. Government/ Government
 agencies                                            1,131               1,102                (29)
States, municipalities and political
 subdivisions                                          189                 180                 (9)
Short-term investments                                  --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               8,498               8,224               (274)
Common stock                                            --                  --                 --
Non-redeemable preferred stock                          39                  36                 (3)
                                                  --------            --------            -------
                          TOTAL EQUITY                  39                  36                 (3)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $8,537              $8,260              $(277)
                                                  --------            --------            -------

                                                                                                 TOTAL
                                                                           AMORTIZED              FAIR             UNREALIZED
                                                                             COST                 VALUE              LOSSES
---------------------------------------------------------------------------------------------------------------------------------
ABS                                                                           $1,544               $1,500               $(44)
CMOs
 Agency backed                                                                   332                  327                 (5)
 Non-agency backed                                                                47                   47                 --
CMBS
 Agency backed                                                                    76                   75                 (1)
 Non-agency backed                                                             4,444                4,377                (67)
Corporate                                                                      9,170                8,964               (206)
Government/Government agencies
 Foreign                                                                         166                  162                 (4)
 United States                                                                   409                  404                 (5)
MBS -- U.S. Government/ Government agencies                                    1,322                1,291                (31)
States, municipalities and political subdivisions                                591                  576                (15)
Short-term investments                                                           356                  356                 --
                                                                           ---------            ---------            -------
                                              TOTAL FIXED MATURITIES          18,457               18,079               (378)
Common stock                                                                      21                   20                 (1)
Non-redeemable preferred stock                                                    90                   85                 (5)
                                                                           ---------            ---------            -------
                                                        TOTAL EQUITY             111                  105                 (6)
                                                                           ---------            ---------            -------
                               TOTAL TEMPORARILY IMPAIRED SECURITIES         $18,568              $18,184              $(384)
                                                                           ---------            ---------            -------

As of December 31, 2006, fixed maturities accounted for approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 3,140 different securities. The Company held no securities as of December 31, 2006, that were in an unrealized loss position in excess of $12. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2006 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 1,840 securities of which 93% of the unrealized loss were securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 1,410 securities, with the majority of the unrealized loss amount relating to CMBS, ABS, corporate fixed maturities within the financial services sector and MBS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2006, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2006. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Securities in financial services account for approximately $30 of the corporate securities in an unrealized loss position for twelve months or more as of December 31, 2006. Substantially all of these securities are investment grade securities with fair values at or greater than 90% of amortized cost. These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in general market conditions, including interest rates and credit spread movements.

ABS -- As of December 31, 2006, approximately $26 of the Company's total unrealized losses in asset-backed securities is secured by leases to airlines primarily outside of the United States. Based on the current and expected future collateral values of the underlying aircraft, recent improvement in lease rates and an overall increase in worldwide travel, the Company expects to recover the full amortized cost of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

MBS -- As of December 31 2006, the Company held approximately 410 different securities that had been in an unrealized loss position for greater than twelve months. All of these securities are investment grade securities and most are priced at, or greater than, 90% of amortized cost as of December 31, 2006. These positions are primarily fixed rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $128 in the twelve months or more unrealized loss category is comprised of 410 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2006. The decline in market value for these securities is primarily attributable to changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans was $2.6 billion and $1.4 billion as of December 31, 2006 and 2005, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2006 and 2005, were office buildings (approximately 43% and 35%, respectively), hotels (approximately 16% and 15%, respectively) and retail stores (approximately 13% and 26%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 17% and 20% at December 31, 2006 and 2005, respectively). At December 31, 2006 and 2005, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2006 and 2005.

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the consolidated financial statements.

                                                        DECEMBER 31,
                                                            2006
                                                                                 MAXIMUM
                                    TOTAL                                      EXPOSURE TO
                                    ASSETS             LIABILITY (4)           LOSS (2),(3)
---------------------------------------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                              $296                   $167                   $129
Limited partnerships (3)               103                     15                     88
                                    ------                 ------                 ------
                    TOTAL (5)         $399                   $182                   $217
                                    ------                 ------                 ------

                                                       DECEMBER 31,
                                                           2005
                                                                               MAXIMUM
                                   TOTAL                                     EXPOSURE TO
                                   ASSETS            LIABILITY (4)           LOSS (2),(3)
-----------------------------  ------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                             $77                   $42                    $35
Limited partnerships (3)              --                    --                     --
                                    ----                  ----                   ----
                    TOTAL (5)        $77                   $42                    $35
                                    ----                  ----                   ----

(1) The Company provides collateral management services and earns a fee associated with these structures.

(2) The maximum exposure to loss is the Company's co-investment in these structures.

(3) The maximum exposure to loss is equal to the carrying value of the investment plus any unfunded commitments.

(4) Creditors have no recourse against the Company in the event of default by the VIE.

(5) As of December 31, 2006 and 2005, the Company had relationships with four and two VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2005, the Company held a variable interest in one CDO that was managed by HIMCO where the Company was not the primary beneficiary. As a result, this was not consolidated by the Company. This investment has been held by the Company for a period of two years. The Company's maximum exposure to loss from the non-consolidated CDOs (consisting of the Company's investments) was approximately $4 as of December 31, 2005.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                           ASSET VALUES       LIABILITY VALUES
                                         2006         2005    2006         2005
--------------------------------------------------------------------------------
Other investments                         $272         $159    $ --         $ --
Reinsurance recoverables                    --           --      22           17
Other policyholder funds and benefits
 payable                                   172           80       1           --
Other liabilities                           --           --     590          390
                                        ------       ------  ------       ------
                                 TOTAL    $444         $239    $613         $407
                                        ------       ------  ------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2006 and 2005. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2006 and 2005.


                                           NOTIONAL AMOUNT           FAIR VALUE
HEDGING STRATEGY                         2006           2005    2006           2005
------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to    $4,560         $4,860     $(19  )       $(26  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to       1,420          1,361     (318  )       (222  )
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to          3,303          1,707        7            (1  )
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to         492             --       (9  )         --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                       --------       --------  -------  ---  -------
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $9,775         $7,928    $(339  )      $(249  )
                                       --------       --------  -------  ---  -------  ---

                                                       HEDGE
                                                 INEFFECTIVENESS,
                                                     AFTER-TAX
HEDGING STRATEGY                       2006                       2005
-------------------------------------  -------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to         $(8  )               $(10  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to            (4  )                  4
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to               --                     2
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to            --                    --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                            -----                 -----
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES        $(12  )                $(4  )
                                            -----  ---            -----  ---


                                   NOTIONAL AMOUNT                  FAIR VALUE
HEDGING STRATEGY                 2006          2005    2006                       2005
-------------------------------------------------------------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.         $1,100        $1,116        $ --                   $1
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.           3,811         1,371         (15)                  12
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                         644            --          (4)                  --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                       162           490         (11)                  (8)
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.

                                             DERIVATIVE
                                          CHANGE IN VALUE,
                                             AFTER-TAX
HEDGING STRATEGY                2006                       2005
------------------------------  ------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.               $(1)                $ --
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.                (26)                   2
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                              5                   --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                           (7)                  20
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.


                                 NOTIONAL AMOUNT        FAIR VALUE
HEDGING STRATEGY               2006          2005    2006         2005
---------------------------------------------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into        $4,720        $2,013  $(99  )       $3
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into        $1,869        $1,675  $(225 )      $(179 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain    37,769        31,803   53            8
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements       7,172         8,575  (22   )      (17   )
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.

                                           DERIVATIVE
                                        CHANGE IN VALUE,
                                           AFTER-TAX
HEDGING STRATEGY              2006                      2005
----------------------------  ------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into             $15                   $10
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into            $(64  )                $(143 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain          79                   (42  )
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements           (19  )                 19
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.


                                        NOTIONAL AMOUNT            FAIR VALUE
HEDGING STRATEGY                     2006            2005     2006           2005
----------------------------------------------------------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company             $8,379          $5,086     $346          $175
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are         12,297          16,782      119            72
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain               25              12       (1  )         --
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and         2,220           1,142       29            14
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                   ---------       ---------  -------       -------
 TOTAL OTHER INVESTMENT AND RISK     $80,168         $70,065     $170           $81
  MANAGEMENT ACTIVITIES
                                   ---------       ---------  -------       -------
            TOTAL DERIVATIVES (1)    $89,943         $77,993    $(169  )      $(168  )
                                   ---------       ---------  -------  ---  -------  ---

                                                 DERIVATIVE
                                              CHANGE IN VALUE,
                                                  AFTER-TAX
HEDGING STRATEGY                   2006                         2005
---------------------------------  ---------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company                  $(77  )               $(13  )
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are               (35  )                 73
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain                  --                    (1  )
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and               (9  )                (20  )
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                        -------  ---            -----
 TOTAL OTHER INVESTMENT AND RISK          $(139  )               $(95  )
  MANAGEMENT ACTIVITIES
                                        -------  ---            -----
            TOTAL DERIVATIVES (1)         $(151  )               $(99  )
                                        -------  ---            -----

(1) Derivative change in value includes hedge ineffectiveness for cash-flow hedges, fair-value hedges and total change in value, including periodic derivative net coupon settlements, of other investment and risk management activities.

The increase in notional amount since December 31, 2005, is primarily due to an increase in the embedded derivative associated with GMWB product sales, additional options purchased to hedge the GMWB, credit derivatives and derivatives hedging interest rate duration risk, partially offset by a decrease in the GMIB reinsured from a related party, which is accounted for as a free-standing derivative, primarily due to the reinsurance recapture as discussed below. The Company increased its use of credit derivatives primarily to reduce credit exposure as well as to enter into replication transactions. During 2006, the Company began using credit default swaps to replicate residual CDO interests. These transactions involve the receipt of cash upon entering into the transaction as well as coupon payments throughout the life of the contract. The upfront cash receipts for positions at December 31, 2006, totaled $100, which represents the original liability value of the credit default swaps. As of December 31, 2006, the notional and fair value of credit default swaps used in this replication strategy is $200 and $(95), respectively.

The decrease in net fair value of derivative instruments since December 31, 2005, was primarily related to the initial cash received on credit default swaps replicating residual CDO interests as well as declines in fair value of derivatives hedging foreign bonds, the Japanese fixed annuity, and interest rate duration risk between assets and liabilities. These decreases in fair value were partially offset by additional options purchased to hedge GMWB and an increase in the fair value of the reinsurance contract associated with GMIB. The GMIB reinsurance contracts increased in value primarily due to modifications of the reinsurance agreement as well as model refinements and assumption updates reflecting in-force demographics, actual experience and revised future expectations. Derivatives hedging foreign bonds declined in value primarily as a result of the weakening of the U.S. dollar in comparison to certain foreign currencies. The Japanese fixed annuity hedging instruments declined in value primarily due to a rise in Japanese interest rates and the depreciation of the yen in comparison to the U.S. dollar. Derivatives hedging interest rate duration risk declined in value primarily due to rising interest rates. For further discussion on the GMWB product, which is accounted for as an embedded derivative, and the internal reinsurance of the GMIB product, which is accounted for as a free standing derivatives, refer to Notes 8 and 17.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company ("HLAI"), a subsidiary of the Company, entered into a reinsurance agreement with Hartford Life Insurance, K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. Effective July 31, 2006, the reinsurance agreement between HLAI and HLIKK was modified such that the reinsurance of the GMIB riders issued by HLIKK prior to April 1, 2005, was recaptured by HLIKK. GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. As of December 31, 2006 and 2005, the notional value of the GMIB reinsurance agreement was $12.3 billion and $16.8 billion, respectively, and the fair value was $119 and $72, respectively. The change in value of the GMIB reinsurance agreement for the years ended December 31, 2006 and 2005, was an after-tax net gain (loss) of $(35) and $73, respectively. (Included in the 2006 amounts were changes in net policyholder behavior assumptions made by the Company during 2006 of $(39), after-tax.) (For a further discussion of the reinsurance agreement, see Note 17 Transactions with Affiliates.)

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2006 and 2005, these strategies resulted in the recognition of after-tax net gains (losses) of $(139) and $(95), respectively. For the year ended December 31, 2006, net realized capital losses were primarily driven by net losses on the Japanese fixed annuity hedging instruments and interest rate swaps used to manage portfolio duration primarily due to an increase in interest rates, and net losses on the reinsurance of GMIB and on GMWB related derivatives primarily due to liability model refinements and assumption updates reflecting in-force demographics, actuarial experience, and future expectations. For the year ended December 31, 2005, net realized capital losses were predominantly comprised of net losses on the Japanese fixed annuity hedging instruments primarily due to the weakening of the Yen in comparison to the U.S. dollar, as well as, an increase in Japanese interest rates.

As of December 31, 2006 and 2005, the after-tax deferred net gains (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(8) and $(1), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate financial instruments) is twenty-four months. For the years ended December 31, 2006, 2005 and 2004, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2004, after-tax net gain (loss) representing ineffectiveness of cash-flow hedges was $(10) while ineffectiveness of fair-value hedges and net investment hedges were both less than $1.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $1.6 billion and $745, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $2 and $1 for each of the years ended December 31, 2006 and 2005, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2006 and 2005, collateral pledged having a fair value of $441 and $281, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2006 and 2005, were as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                                 $3       $13
CMBS                                                               169       156
Corporate                                                        1,339       598
MBS                                                                152       138
Government/Government Agencies
 Foreign                                                             4        25
 United States                                                     327        95
                                                              --------  --------
                                                       TOTAL    $1,994    $1,025
                                                              --------  --------

As of December 31, 2006 and 2005, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $1.8 billion and $877, respectively. At December 31, 2006 and 2005, cash collateral of $1.6 billion and $785, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of such collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2006 and 2005, the fair value of securities on deposit was approximately $9 and $15, respectively.

NOTE 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2006 and 2005 were as follows:

                                                                        2006                                 2005
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                                               $45,340              $45,340         $43,242              $43,242
 Equity securities                                                  276                  276             311                  311
 Policy loans                                                     2,009                2,009           1,971                1,971
 Mortgage loans on real estate                                    2,631                2,619           1,355                1,348
 Other investments                                                  274                  274             156                  156
LIABILITIES
 Other policyholder funds and benefits payable (1)              $13,931              $13,186         $11,686              $11,273
 Consumer notes                                                     258                  260              --                   --
                                                              ---------            ---------       ---------            ---------

(1) Excludes universal life insurance contracts, including corporate owned life insurance.

NOTE 5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2006 and 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Life is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2006 and 2005, the Company's policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5. In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

Insurance fees, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,360         $4,019         $3,834
Reinsurance assumed                        19             39             49
Reinsurance ceded                        (719)          (798)          (807)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER     3,660         $3,260         $3,076
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

    The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $241, $378, and $426 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company also assumes reinsurance from other insurers.

    The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $166, 130 and $133 in 2006, 2005 and 2004, respectively, and accident and health premium of $259, $221 and $230, respectively, to HLA.

NOTE 6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
                                       $7,101         $6,453         $6,088
BALANCE, JANUARY 1
Capitalization                          1,351          1,226          1,375
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits               (1,033)          (945)          (825)
Amortization -- Unlock                   (142)            --             --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other              57            367            (80)
Cumulative effect of accounting
 changes (SOP 03-1)                        --             --           (105)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $7,334         $7,101         $6,453
                                     --------       --------       --------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2007                                                                         $22
2008                                                                         $28
2009                                                                         $26
2010                                                                         $24
2011                                                                         $22

NOTE 7.  GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2006 and December 31, 2005, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2006 and 2005.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

NOTE 8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2006, 2005, and 2004 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") liability balance sold with annuity products are as follows:

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006                               $ 158
Incurred                                                                130
Unlock                                                                  294
Paid                                                                   (106)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2006                              $476
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006.

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE UPON ADOPTION -- AS OF JANUARY 1, 2005              $ 174
Incurred                                                                123
Paid                                                                   (139)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2005                              $158
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB $40 as of December 31, 2005.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised as described in Note 1, the Company unlocked its assumptions related to GMDB during the fourth quarter of 2006.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2006 and 2005:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8%; it varies by asset class with a low of 3% for cash and a high of 10% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 and 2006.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 12% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions.

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2006

                                                                                         RETAINED NET        WEIGHTED AVERAGE
                                                         ACCOUNT       NET AMOUNT      AMOUNT                 ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                       VALUE          AT RISK            AT RISK              ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                                   $53,358        $3,664              $343                   65
With 5% rollup (2)                                           3,830           349                67                   63
With Earnings Protection Benefit Rider (EPB) (3)             5,576           471                77                   61
With 5% rollup & EPB                                         1,411           149                28                   63
Total MAV                                                   64,175         4,633               515
Asset Protection Benefit (APB) (4)                          36,710            61                32                   62
Lifetime Income Benefit (LIB) (5)                            4,045             9                 9                   61
Reset (6) (5-7 years)                                        6,862           243               243                   65
Return of Premium (7)/Other                                 10,015            28                25                   54
                                                 TOTAL    $121,807        $4,974              $824
                                                        ----------       -------             -----

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive. In this feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, HLAI, a subsidiary of the Company, entered into a reinsurance agreement with HLIKK, a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders on its variable annuity business. Effective July 31, 2006, the portion of this reinsurance related to riders issued prior to April 1, 2005 was recaptured by HLIKK. (See Footnote 17 for additional disclosure concerning the recapture.)

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free-standing derivative. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts.

As of December 31, 2006 and December 31, 2005, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $53 and $8, respectively. During 2006, 2005 and 2004, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $121, $(64) and $54, respectively. There were no payments made for the GMWB during 2006, 2005 or 2004.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2006 $37.3 billion, or 77% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2005 was $37.8 billion and $31.8 billion, respectively

A contract is "in the money" if the contract holder's GRB is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                                   AS OF
                                                               DECEMBER 31,
ASSET TYPE                                                         2006
--------------------------------------------------------------------------------
Equity securities                                                  $104,687
Cash and cash equivalents                                             8,931
                                                                -----------
                                                    TOTAL          $113,618
                                                                -----------

As of December 31, 2006, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

NOTE 9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering certain of these bonuses is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's DAC unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the DAC unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2006         2005
--------------------------------------------------------------------------------
Balance, beginning of period                              $355         $309
Sales inducements deferred                                  80           85
DAC Unlock                                                   4           --
Amortization charged to income                             (49  )       (39  )
                                                        ------  ---  ------
                                BALANCE, END OF PERIOD    $390         $355
                                                        ------       ------

NOTE 10. RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES

As described in Note 1, the Company establishes reserves for losses and loss adjustment expenses on reported and unreported claims. These reserve estimates are based on known facts and interpretations of circumstances, and consideration of various internal factors including the Company's experience with similar cases, historical trends involving claim payment patterns, loss payments, pending levels of unpaid claims, loss control programs and product mix. In addition, the reserve estimates are influenced by consideration of various external factors including court decisions, economic conditions and public attitudes. The effects of inflation are implicitly considered in the reserving process.

The establishment of appropriate reserves, including reserves for catastrophes and asbestos and environmental claims, is inherently uncertain. The Company regularly updates its reserve estimates as new information becomes available and events unfold that may have an impact on unsettled claims. Changes in prior year reserve estimates, which may be material, are reflected in the results of operations in the period such changes are determined to be necessary.

The liability for future policy benefits and unpaid losses and loss adjustment expenses by segment/product is as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
RETAIL
 Individual annuity -- variable                                   $474      $157
 Individual annuity -- fixed                                       371       575
 Other                                                              --        --
                                                              --------  --------
                                                TOTAL RETAIL       845       732
                                                              --------  --------
RETIREMENT PLANS
 401(k)                                                             67        56
 Governmental                                                      290       310
                                                              --------  --------
                                      TOTAL RETIREMENT PLANS       357       366
                                                              --------  --------
INSTITUTIONAL
 Structured settlements                                          3,230     2,839
 Institutional annuities                                         2,158     2,003
 SPIA                                                              206        --
 PPLI                                                              117        --
                                                              --------  --------
                                         TOTAL INSTITUTIONAL     5,711        --
                                                              --------  --------
INDIVIDUAL LIFE
 Variable universal life                                            16        15
 Universal life/other interest sensitive                            70        63
 Term insurance and other                                          489       458
                                                              --------  --------
Total Individual Life                                              575       536
                                                              --------  --------
Other                                                              721       810
                                                              --------  --------
                                                       TOTAL    $8,209    $7,406
                                                              --------  --------

The liability for other policyholder funds and benefits payable by segment/product is as follows:

                                                              2006       2005
--------------------------------------------------------------------------------
LIFE
RETAIL
 Individual annuity -- variable                                $5,675     $7,030
 Individual annuity -- fixed                                    9,326      9,260
 Other                                                              7          9
                                                            ---------  ---------
                                              TOTAL RETAIL     15,008     16,299
                                                            ---------  ---------
RETIREMENT PLANS
 401(k)                                                         1,257      1,181
 Governmental                                                   4,287      4,013
                                                            ---------  ---------
                                    TOTAL RETIREMENT PLANS      5,544      5,194
                                                            ---------  ---------

                                                              2006       2005
--------------------------------------------------------------------------------
INSTITUTIONAL
 Structured settlements                                         1,968      1,727
 Stable value/Funding agreements                                6,169      4,142
 GICs                                                           2,875      3,117
 SPIA                                                             141         --
 PPLI                                                             235        231
 Institutional annuities                                           13         11
                                                            ---------  ---------
                                       TOTAL INSTITUTIONAL     11,401      9,228
                                                            ---------  ---------
INDIVIDUAL LIFE
 Variable universal life                                          515        474
 Universal life/other interest sensitive                        4,117      3,793
 Other                                                            214        215
                                                            ---------  ---------
                                     TOTAL INDIVIDUAL LIFE      4,846      4,482
                                                            ---------  ---------
Other                                                           3,392      3,196
                                                            ---------  ---------
                                                TOTAL LIFE    $40,191    $38,399
                                                            ---------  ---------

NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Hartford accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of The Hartford.

The Hartford is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against the Company asserting claims arising from the allegations of the NYAG Complaint.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. On October 3, 2006, the court denied in part the defendants' motions to dismiss the two consolidated amended complaints but found the complaints deficient in other respects and ordered the plaintiffs to file supplemental pleadings. The plaintiffs' motions for class certification are pending. The Company also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. The Company disputes the allegations in all of these actions and intends to defend the actions vigorously. In addition, the Company was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserted claims under California insurance law and sought injunctive relief only. The Company has settled the Commissioner's action.

Additional complaints may be filed against the Company in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Company's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that the Company may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, the Company received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, the Company has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, the Company has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Company may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, the Company has received a request for information from the New York Attorney General's Office concerning the Company's compensation arrangements in connection with the administration of workers compensation plans. The Company intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Property & Casualty and Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including the Company, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Company was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against the Company in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against the Company or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed the Company that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of the Company, of 217,074 shares of the Company's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Company has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, the Company has determined that Mr. Marra complied with the Company's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Company continues to cooperate fully with these regulators in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in terminal and maturity funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

On May 10, 2006, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office and the Connecticut Attorney General's Office to resolve the outstanding investigations by these parties regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the Agreement, The Hartford paid $20, of which $16.1 was paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998 and December 31, 2004, with the balance of $3.9 divided equally between the states of New York and Connecticut. Also pursuant to the terms of the Agreement, The Hartford accepted a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

On November 8, 2006, the SEC issued an Order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolved the SEC's Division of Enforcement's investigation of aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. Under the terms of the settlement, The Hartford has paid $55 to mutual funds that participated in The Hartford program for directed brokerage in recognition of mutual fund sales, $40 of which represents disgorgement and $15 of which represents civil penalties. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

The SEC's Division of Enforcement and the New York Attorney General's office are investigating the Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against the Hartford with respect to certain owners of older variable annuity contracts, the Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these matters. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83, after-tax, none of which was attributed to the Company, for the market timing matters. Hartford Life's reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life from these matters. However, the ultimate liability of the Company is not reasonably estimable at this time.

On June 23, 2005, the Company received a subpoena from the New York Attorney General's Office requesting information relating to purchases of the Company's variable annuity products, or exchanges of other products for the Company's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, the Company received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into the Company's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Company is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the Connecticut Attorney General's Office in these matters.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $35, and $36 for the years ended December 31, 2006, 2005 and 2004, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which lease expires on December 31, 2009, amounted to approximately $27, $27 and $15 for the years ended December 31, 2006, 2005 and 2004, respectively.

Future minimum rental commitments on all operating leases are as follows:

2007                                                                         $32
2008                                                                          28
2009                                                                          24
2010                                                                          21
2011                                                                           4
Thereafter                                                                     4
                                                                          ------
                                                                   TOTAL    $113
                                                                          ------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

UNFUNDED COMMITMENTS

At December 31, 2006, the Company has outstanding commitments totaling $798, of which $540 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of

Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2006 and 2005, the liability balance was $4 and $15, respectively. As of December 31, 2006 and 2005, $13 and $13, respectively, related to premium tax offsets were included in other assets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                        2006         2005             2004
--------------------------------------------------------------------------------
Current                                  $115          $71             $(34)
Deferred                                  (12)         136               63
                                       ------       ------            -----
                   INCOME TAX EXPENSE    $103         $207              $29
                                       ------       ------            -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2006         2005         2004
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $292         $391         $354
Dividends received deduction                 (174)        (184)        (132)
IRS audit settlement                           --           --         (191)
Foreign related investments                   (10)          (2)          (2)
Other                                          (5)           2           --
                                           ------       ------       ------
                                    TOTAL    $103         $207          $29
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2006            2005
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs and
 reserves                                              $568            $581
Investment-related items and other                      179              --
NOL carryover                                            --              13
Minimum tax credit                                      217             191
Foreign tax credit carryovers                             7              31
Other                                                    --              30
                       TOTAL DEFERRED TAX ASSETS        971             846
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,252)           (977)
Net unrealized gains on equity securities              (169)           (291)
Employee benefits                                       (39)            (15)
Investment related items and other                       --             (79)
Other                                                    (2)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,462)         (1,362)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET/(LIABILITY)      $(491)          $(516)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $(78) and $199 as of December 31, 2006 and 2005, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company distributed the entire balance in 2006 thereby permanently eliminating the potential tax of $31.

NOTE 13. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income NotesSM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income NotesSM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2006, $258 of Consumer Notes had been issued. These notes have interest rates ranging from 5.0% to 6.0% for fixed notes and consumer price index plus 175 basis points to 225 basis points for variable notes. The aggregate maturities of Consumer Notes are as follows: $230 in 2008, $10 in 2009, $18 in 2011. For the year ended December 31, 2006 interest credited to holders of Consumer Notes was $2.

NOTE 14. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2006          2005          2004
--------------------------------------------------------------------------------
Statutory net income                            $419          $185          $536
                                             -------       -------       -------
Statutory capital and surplus                 $3,275        $3,034        $3,191
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2006, the maximum amount of statutory dividends which may be paid by the Company in 2007, without prior approval, is $549.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $21 and $20 in 2006, 2005 and 2004, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $9, $8 and $8 for the years ended December 31, 2006, 2005 and 2004, respectively.

NOTE 16. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $30 million, $24 million and $16 million for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $11, $8 and $6 for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. For the year ended December 31, 2005, the Company would have recognized an immaterial increase in net income if it had been accelerating expense for all awards to retirement-eligible employees entitled to accelerated vesting. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2006, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

NOTE 17. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. As of December 31, 2006 and 2005, the Company had $1.5 billion and $1.3 billion, respectively, of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2006, 2005, and 2004, the Company recorded earned premiums of $69, $89, and $76 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguished a reinsurance recoverable liability of $36, resulting in a capital contribution of $117.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2006, $1.7 billion of the account value had been assumed by the Company.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date HLAI received fees collected since inception by HLIKK related to the in-force riders of $25.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of the recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI.

While the form of the Reinsurance Agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the Reinsurance Agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2006 and 2005, the fair value of the reinsurance derivative was an asset of $119 and $72, respectively. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.) During the year ended December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

The contracts underlying the GMIB reinsurance contract are "in the money" if the contract holder's guaranteed remaining balance ("GRB") is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006 and 2005, was $0 and $1, respectively. However, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will be in the form of a lump sum, or alternatively, over the annuity period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $0.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 18. QUARTERLY RESULTS FOR 2006 AND 2005 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2006          2005          2006          2005          2006          2005          2006          2005
------------------------------------------------------------------------------------------------------------------------------------
Revenues                    $1,623        $1,440        $1,272        $1,400        $1,523        $1,521        $1,671        $1,543
Benefits, claims and
 expenses                    1,286         1,118         1,198         1,172         1,259         1,210         1,512         1,275
Net income                     259           241            93           180           231           247           148           248
                           -------       -------       -------       -------       -------       -------       -------       -------

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of ICMG Registered Variable Life Separate Account A.(1)
(b)    Not Applicable.
(c)    (1) Principal Underwriting Agreement.(2)
(c)    (2) Form of Selling Agreement.(3)
(d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)
(e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(2)
(f)    Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.(5)
(g)    Contracts of Reinsurance.(6)
(h)    Form of Participation Agreement.(6)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and Consent of Jerry K. Scheinfeldt, Assistant General Counsel and Assistant Vice President.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statements are omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(6)
(r)    Power of Attorney.

------------

(1) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-60515, dated August 3, 1998.

(2) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, dated October 26, 1995.

(3) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-63731, dated May 21, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement on Form N-4, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on File No. 333-60515, dated April 15, 1999.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
David G. Bedard                     Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Chris Chaia                         Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Stephen J. Ellis                    Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
John F. Kennedy                     Assistant Vice President
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-50280, filed on April 9, 2007.

ITEM 29:  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33 -776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange

     Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

       (b) Directors and Officers of HESCO

David A. Carlson                Senior Vice President & Deputy Chief Financial Officer
Richard G. Costello             Vice President and Secretary
George R. Jay                   Chief Broker-Dealer Compliance Officer
Joseph F. Mahoney               Vice President
Thomas M. Marra                 President and Chief Executive Officer, Director
John C. Walters                 Executive Vice President

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT A
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President, Director*
Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Thomas M. Marra, President, Chief Executive
 Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President and Chief
 Accounting Officer*
John C. Walters, Executive Vice President,
  Director*                                                        *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Jerry K. Scheinfeldt
 Director*                                                                Attorney-in-Fact
David M. Znamierowski, Executive Vice President and Chief          Date:  April 9, 2007
 Investment Officer, Director*

333-60515

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant General
           Counsel and Assistant Vice President.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Power of Attorney.